Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.9%
ARES XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	3.803%		750,000	738,812
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	3.393%		250,000	248,657
Total				987,469
United States 2.0%
Conn’s Receivables Funding LLC(a)
Subordinated Series 2017-B Class B
04/15/2021	4.520%		136,773	136,886
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	3.792%		500,000	489,041
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%		700,000	708,849
Westlake Automobile Receivables Trust(a)
Subordinated Series 2018-2A Class E
01/16/2024	4.860%		1,000,000	1,020,104
Total				2,354,880
Total Asset-Backed Securities — Non-Agency (Cost $3,331,662)				3,342,349

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.7%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	285,385	454,566
United States 4.3%
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%		300,000	311,911
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.930% Floor 0.880% 11/15/2036	2.957%		1,000,000	1,000,023
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	719,962
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		260,000	237,197
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	552,910
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.278%		214,205	214,204
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2015-UES Class E
09/05/2032	3.742%		1,150,000	1,151,204
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%		500,000	517,234
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%		200,000	205,246
Total				4,909,891
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,185,495)				5,364,457

Corporate Bonds & Notes(c) 53.6%

Australia 1.9%
APT Pipelines Ltd.(a)
03/22/2027	2.000%	EUR	430,000	512,264
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	450,000	569,369
Ausgrid Finance Pty Ltd.(a)
07/30/2025	1.250%	EUR	470,000	537,434
BHP Billiton Finance Ltd.(a),(e)
10/22/2079	5.625%	EUR	200,000	266,220
Goodman Australia Finance Pty Ltd.(a)
09/27/2025	1.375%	EUR	240,000	273,643
Total				2,158,930
Belgium 0.6%
Anheuser-Busch InBev SA/NV(a)
01/23/2035	2.000%	EUR	200,000	251,809
Belfius Bank SA(a)
08/30/2023	0.625%	EUR	400,000	447,642
Total				699,451
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bermuda 1.1%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	531,290
05/15/2048	5.300%		670,000	763,297
Total				1,294,587
Brazil 0.3%
Vale Overseas Ltd.
11/21/2036	6.875%		250,000	316,164
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%		84,000	87,002
01/15/2028	3.875%		16,000	16,099
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%		15,000	15,770
04/15/2025	6.125%		71,000	73,671
11/01/2025	5.500%		22,000	23,026
01/15/2028	7.000%		15,000	16,140
Bombardier, Inc.(a)
10/15/2022	6.000%		9,000	8,956
12/01/2024	7.500%		18,000	18,136
03/15/2025	7.500%		28,000	27,996
Canadian Natural Resources Ltd.
06/01/2047	4.950%		25,000	29,628
GFL Environmental, Inc.(a)
03/01/2023	5.375%		10,000	10,126
05/01/2027	8.500%		23,000	25,496
HudBay Minerals, Inc.(a)
01/15/2023	7.250%		17,000	17,596
01/15/2025	7.625%		66,000	67,040
Hulk Finance Corp.(a)
06/01/2026	7.000%		8,000	8,433
MEG Energy Corp.(a)
01/15/2025	6.500%		9,000	9,290
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		13,000	13,681
05/15/2027	8.500%		22,000	22,278
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%		14,000	14,600
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		37,000	37,125
Total				542,089
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%		37,000	37,466
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 0.9%
Alibaba Group Holding, Ltd.
11/28/2034	4.500%		250,000	286,292
Lenovo Perpetual Securities Ltd.(a),(e)
12/31/2049	5.375%		500,000	490,025
Tencent Holdings Ltd.(a)
01/19/2028	3.595%		250,000	260,695
Total				1,037,012
Czech Republic 0.1%
CPI Property Group SA(a)
04/14/2022	1.450%	EUR	140,000	156,071
Finland 0.2%
Sampo OYJ(a)
05/30/2025	1.250%	EUR	230,000	265,488
France 1.7%
Altice France SA(a)
05/01/2026	7.375%		106,000	113,728
02/01/2027	8.125%		28,000	30,937
01/15/2028	5.500%		41,000	41,507
Banque Federative du Credit Mutuel SA(a)
07/17/2025	0.750%	EUR	400,000	452,215
BPCE SA(a)
09/26/2023	0.625%	EUR	400,000	447,519
Credit Mutuel Arkea SA(a)
01/17/2025	1.375%	EUR	500,000	579,059
Orange SA(a),(e)
Junior Subordinated
12/31/2049	5.000%	EUR	215,000	285,601
SPCM SA(a)
09/15/2025	4.875%		29,000	29,627
Total				1,980,193
Germany 1.2%
Commerzbank AG(a)
03/04/2026	1.000%	EUR	300,000	338,956
Eurogrid GmbH(a)
06/10/2025	1.875%	EUR	400,000	477,995
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	567,485
Total				1,384,436
India 0.3%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	278,150

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ireland 1.4%
AIB Group PLC(a)
07/03/2025	2.250%	EUR	280,000	327,905
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%		13,000	13,588
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		58,000	58,835
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	781,492
Zurich Finance Ireland Designated Activity Co.(a)
06/17/2039	1.625%	EUR	330,000	404,157
Total				1,585,977
Italy 0.4%
Assicurazioni Generali SpA(a),(e)
Subordinated
06/08/2048	5.000%	EUR	380,000	486,261
Telecom Italia Capital SA
09/30/2034	6.000%		14,000	14,874
Total				501,135
Luxembourg 0.7%
Altice Luxembourg SA(a)
05/15/2027	10.500%		40,000	45,122
Bevco Lux Sarl(a)
02/09/2023	1.750%	EUR	550,000	626,668
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%		25,000	22,413
INEOS Group Holdings SA(a)
08/01/2024	5.625%		25,000	25,759
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%		44,000	44,378
Total				764,340
Mexico 0.4%
Cemex SAB de CV(a)
04/16/2026	7.750%		400,000	435,064
Netherlands 2.4%
ABN AMRO Bank NV(a)
04/15/2026	0.500%	EUR	250,000	278,656
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%		4,000	4,213
Alpha 2 BV PIK(a)
06/01/2023	8.750%		37,000	36,812
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%		37,000	37,234
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bayer Capital Corp. BV(a)
06/26/2026	1.500%	EUR	500,000	579,012
Constellium NV(a)
03/01/2025	6.625%		29,000	30,238
02/15/2026	5.875%		80,000	83,523
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	539,260
Mondelez International, Inc.(a)
10/28/2019	1.625%		525,000	524,734
Sensata Technologies BV(a)
10/01/2025	5.000%		47,000	50,299
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		87,000	86,749
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		20,000	20,964
08/15/2027	8.500%		14,000	15,165
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	200,000	285,554
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		62,000	64,821
Ziggo BV(a)
01/15/2027	5.500%		114,000	119,352
Total				2,756,586
Norway 0.3%
DNB Bank ASA(a)
04/09/2024	0.250%	EUR	300,000	330,418
Spain 0.5%
CaixaBank SA(a)
05/17/2024	1.125%	EUR	300,000	340,672
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	277,951
Total				618,623
Sweden 0.8%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	436,409
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	416,911
Total				853,320
Switzerland 0.2%
UBS AG(a),(e)
Subordinated
02/12/2026	4.750%	EUR	210,000	242,623

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 7.9%
Barclays PLC, Subordinated(a),(e)
02/07/2028	2.000%	EUR	250,000	270,392
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	305,000	365,682
BP Capital Markets PLC(a)
11/08/2027	0.831%	EUR	250,000	282,876
British Telecommunications PLC(a)
06/23/2027	1.500%	EUR	440,000	503,241
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	278,771
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	366,410
Credit Agricole SA(a)
05/03/2027	1.375%	EUR	500,000	594,455
Diageo Finance PLC(a)
04/22/2025	1.000%	EUR	645,000	737,749
DS Smith PLC(a)
07/26/2024	1.375%	EUR	665,000	748,097
Experian Finance PLC(a)
06/25/2026	1.375%	EUR	400,000	464,046
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	318,460
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	368,614
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	317,077
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	523,134
International Game Technology PLC(a)
01/15/2027	6.250%		14,000	15,513
Rolls-Royce PLC(a)
05/09/2024	0.875%	EUR	285,000	318,137
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	381,514
SELP Finance Sarl(a)
10/25/2023	1.250%	EUR	470,000	531,374
Sky PLC(a)
09/16/2024	3.750%		1,125,000	1,203,422
Virgin Media Finance PLC(a)
01/15/2025	5.750%		47,000	48,570
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%		31,000	32,559
05/15/2029	5.500%		33,000	34,506
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	269,699
Total				8,974,298
United States 29.8%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%		29,000	29,261
02/15/2023	5.625%		4,000	4,094
03/01/2024	6.500%		18,000	18,801
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%		10,000	10,773
AES Corp. (The)
03/15/2023	4.500%		16,000	16,371
05/15/2023	4.875%		19,000	19,333
05/15/2026	6.000%		28,000	29,764
09/01/2027	5.125%		15,000	15,944
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%		17,000	19,060
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%		15,000	15,476
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%		19,000	20,140
Allergan Funding SCS
06/15/2044	4.850%		70,000	75,218
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%		21,000	21,463
Ally Financial, Inc.
03/30/2025	4.625%		100,000	107,715
11/01/2031	8.000%		56,000	77,415
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%		59,000	62,013
AMN Healthcare, Inc.(a),(f)
10/01/2027	4.625%		6,000	6,049
Angus Chemical Co.(a)
02/15/2023	8.750%		61,000	60,508
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		805,000	960,457
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%		21,000	17,548
Apergy Corp.
05/01/2026	6.375%		44,000	43,881
Appalachian Power Co.
05/15/2044	4.400%		800,000	924,245
APX Group, Inc.
12/01/2020	8.750%		40,000	39,527
12/01/2022	7.875%		60,000	59,676
09/01/2023	7.625%		21,000	18,701

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
APX Group, Inc.(a)
11/01/2024	8.500%		27,000	27,308
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	26,051
08/01/2025	6.875%		24,000	24,991
AT&T, Inc.
06/15/2045	4.350%		700,000	735,868
Avantor, Inc.(a)
10/01/2025	9.000%		42,000	47,278
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%		5,000	5,101
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		52,000	53,594
B&G Foods, Inc.
04/01/2025	5.250%		48,000	49,157
09/15/2027	5.250%		26,000	26,575
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%		35,000	39,748
01/31/2027	8.500%		46,000	51,651
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%		73,000	71,587
Beacon Roofing Supply, Inc.(a),(f)
11/15/2026	4.500%		21,000	21,175
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	427,106
06/06/2027	3.700%		333,000	352,525
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		22,000	22,778
Berry Global, Inc.
05/15/2022	5.500%		58,000	58,850
10/15/2022	6.000%		26,000	26,454
07/15/2023	5.125%		63,000	64,573
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%		46,000	48,725
Boyd Gaming Corp.
05/15/2023	6.875%		14,000	14,534
04/01/2026	6.375%		18,000	19,094
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%		150,000	150,690
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	45,296
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		21,000	21,482
Calfrac Holdings LP(a)
06/15/2026	8.500%		20,000	8,938
Callon Petroleum Co.
10/01/2024	6.125%		14,000	13,807
07/01/2026	6.375%		74,000	72,373
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2025	5.750%	35,000	35,835
Calpine Corp.(a)
06/01/2026	5.250%	22,000	22,794
Camelot Finance SA(a)
10/15/2024	7.875%	66,000	68,607
Cardinal Health, Inc.
06/15/2047	4.368%	150,000	143,099
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	52,000	49,195
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	26,000	26,734
07/15/2027	5.000%	8,000	8,299
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	51,757
05/01/2026	5.500%	2,000	2,096
05/01/2027	5.125%	140,000	146,140
CCO Holdings LLC/Capital Corp.(a),(f)
03/01/2030	4.750%	22,000	22,352
CDK Global, Inc.
06/01/2027	4.875%	49,000	51,106
Cedar Fair LP(a)
07/15/2029	5.250%	16,000	17,148
Centene Corp.
02/15/2024	6.125%	69,000	71,895
01/15/2025	4.750%	41,000	42,134
Centene Corp.(a)
06/01/2026	5.375%	50,000	52,324
Centennial Resource Production LLC(a)
01/15/2026	5.375%	26,000	24,963
04/01/2027	6.875%	30,000	29,941
CenturyLink, Inc.
03/15/2022	5.800%	78,000	82,130
04/01/2024	7.500%	24,000	26,811
04/01/2025	5.625%	73,000	75,752
CF Industries, Inc.
03/15/2034	5.150%	10,000	10,451
03/15/2044	5.375%	5,000	5,041
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	9,539
02/15/2026	6.375%	11,000	11,846
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	49,000	49,786
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,856
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	100,000	106,263

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	24,000	23,724
05/15/2027	5.375%	8,000	6,913
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	13,000	14,228
Cheniere Energy Partners LP
10/01/2026	5.625%	39,000	41,410
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	52,000	53,300
Chesapeake Energy Corp.
10/01/2026	7.500%	42,000	28,813
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	35,000	34,792
Clean Harbors, Inc.(a)
07/15/2027	4.875%	11,000	11,521
07/15/2029	5.125%	8,000	8,491
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	72,000	79,154
08/15/2027	5.125%	45,000	46,996
Clearway Energy Operating LLC
08/15/2024	5.375%	2,000	2,051
09/15/2026	5.000%	31,000	31,895
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	30,000	31,563
CMS Energy Corp.
11/15/2025	3.600%	682,000	717,980
CommScope Finance LLC(a)
03/01/2024	5.500%	21,000	21,576
03/01/2026	6.000%	25,000	25,879
CommScope Technologies LLC(a)
06/15/2025	6.000%	35,000	31,726
Core & Main LP(a)
08/15/2025	6.125%	36,000	36,053
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	111,000	111,850
CSC Holdings LLC(a)
10/15/2025	10.875%	81,000	91,779
02/01/2028	5.375%	66,000	69,671
04/01/2028	7.500%	47,000	53,034
02/01/2029	6.500%	81,000	89,878
01/15/2030	5.750%	23,000	24,034
CSX Corp.
09/15/2049	3.350%	195,000	190,805
CVS Health Corp.
03/25/2048	5.050%	440,000	500,436
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	22,000	22,770
03/15/2027	5.375%	54,000	57,655
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
04/15/2027	5.250%		6,000	6,310
DCP Midstream Operating LP
05/15/2029	5.125%		28,000	28,471
04/01/2044	5.600%		102,000	96,098
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%		32,000	31,843
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%		30,000	31,130
08/15/2027	6.625%		22,000	22,820
Digital Stout Holding LLC(a)
07/19/2029	3.300%	GBP	210,000	280,013
Discovery Communications LLC
05/15/2049	5.300%		20,000	22,127
DISH DBS Corp.
06/01/2021	6.750%		31,000	32,641
03/15/2023	5.000%		76,000	76,846
11/15/2024	5.875%		25,000	24,778
07/01/2026	7.750%		57,000	57,974
DTE Energy Co.
06/01/2024	3.500%		750,000	782,922
10/01/2026	2.850%		490,000	498,989
Duke Energy Corp.
06/15/2049	4.200%		500,000	558,939
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%		29,000	29,254
Eldorado Resorts, Inc.
04/01/2025	6.000%		39,000	41,194
09/15/2026	6.000%		22,000	24,150
Emera U.S. Finance LP
06/15/2046	4.750%		620,000	717,310
Encompass Health Corp.
02/01/2028	4.500%		13,000	13,142
02/01/2030	4.750%		13,000	13,134
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%		7,000	7,305
Energizer Holdings, Inc.(a)
07/15/2026	6.375%		14,000	15,007
01/15/2027	7.750%		29,000	32,283
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%		10,000	10,263
Enterprise Products Operating LLC
01/31/2050	4.200%		270,000	289,933
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%		170,000	182,551
FedEx Corp.
04/01/2046	4.550%		350,000	367,193

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	650,000	759,000
Fiserv, Inc.
07/01/2027	1.125%	EUR	450,000	510,470
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,295,851
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		20,000	18,338
Ford Motor Co.
01/15/2043	4.750%		200,000	174,004
Freeport-McMoRan, Inc.
09/01/2029	5.250%		22,000	21,960
03/15/2043	5.450%		92,000	82,983
frontdoor, Inc.(a)
08/15/2026	6.750%		14,000	15,318
Frontier Communications Corp.
01/15/2023	7.125%		14,000	6,211
01/15/2025	6.875%		37,000	16,287
Frontier Communications Corp.(a)
04/01/2026	8.500%		16,000	16,014
Gartner, Inc.(a)
04/01/2025	5.125%		52,000	54,457
Gates Global LLC/Co.(a)
07/15/2022	6.000%		32,000	31,983
General Electric Co.
05/17/2037	2.125%	EUR	150,000	168,290
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%		33,000	35,720
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	346,827
H&E Equipment Services, Inc.
09/01/2025	5.625%		21,000	21,652
HCA, Inc.
05/01/2023	5.875%		58,000	63,817
02/01/2025	5.375%		136,000	148,470
09/01/2028	5.625%		20,000	22,313
02/01/2029	5.875%		23,000	25,872
Herc Holdings, Inc.(a)
07/15/2027	5.500%		33,000	34,319
Hertz Corp. (The)(a)
06/01/2022	7.625%		53,000	55,170
10/15/2024	5.500%		29,000	29,004
08/01/2026	7.125%		23,000	23,989
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%		25,000	25,991
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%		20,000	21,025
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%		37,000	38,634
Hologic, Inc.(a)
10/15/2025	4.375%		38,000	38,944
02/01/2028	4.625%		12,000	12,439
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%		9,000	9,415
HUB International Ltd.(a)
05/01/2026	7.000%		37,000	37,982
IAA Spinco, Inc.(a)
06/15/2027	5.500%		8,000	8,493
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	18,498
05/01/2027	8.375%		83,385	90,159
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	12,524
Indigo Natural Resources LLC(a)
02/15/2026	6.875%		16,000	14,441
Informatica LLC(a)
07/15/2023	7.125%		38,000	38,697
International Game Technology PLC(a)
02/15/2025	6.500%		44,000	48,820
IRB Holding Corp.(a)
02/15/2026	6.750%		40,000	40,297
Iron Mountain, Inc.
08/15/2024	5.750%		60,000	60,643
Iron Mountain, Inc.(a)
09/15/2029	4.875%		37,000	37,569
iStar, Inc.
04/01/2022	6.000%		32,000	32,935
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%		52,000	53,109
Jagged Peak Energy LLC
05/01/2026	5.875%		41,000	41,089
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%		96,000	99,395
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		43,000	44,606
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	115,072
Kinder Morgan, Inc.
02/15/2046	5.050%		485,000	538,192
Kraft Heinz Foods Co. (The)(a)
05/25/2028	2.250%	EUR	400,000	464,837

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%		505,000	479,037
Kroger Co. (The)
01/15/2048	4.650%		385,000	409,066
L Brands, Inc.
06/15/2029	7.500%		17,000	16,921
11/01/2035	6.875%		15,000	13,015
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,905
11/01/2026	4.875%		25,000	26,307
Lennar Corp.
11/15/2024	5.875%		34,000	37,704
06/01/2026	5.250%		21,000	22,744
06/15/2027	5.000%		16,000	17,172
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		24,000	24,898
Marriott Ownership Resorts, Inc.(a),(f)
01/15/2028	4.750%		8,000	8,083
Matador Resources Co.
09/15/2026	5.875%		62,000	62,207
Match Group, Inc.
06/01/2024	6.375%		31,000	32,595
Mattel, Inc.(a)
12/31/2025	6.750%		29,000	30,305
Meritage Homes Corp.
04/01/2022	7.000%		23,000	25,331
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	21,196
01/15/2028	4.500%		18,000	18,675
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%		24,000	26,983
MGM Resorts International
12/15/2021	6.625%		52,000	56,385
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	370,000	418,589
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%		29,000	26,758
MSCI, Inc.(a)
11/15/2024	5.250%		57,000	58,901
08/01/2026	4.750%		23,000	24,158
MTS Systems Corp.(a)
08/15/2027	5.750%		8,000	8,329
Nabors Industries, Inc.
02/01/2025	5.750%		52,000	39,313
Navient Corp.
03/25/2021	5.875%		8,000	8,280
06/15/2022	6.500%		40,000	42,822
03/25/2024	6.125%		37,000	38,408
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.
07/15/2022	5.000%	19,000	19,208
12/15/2023	6.375%	49,000	50,340
NCR Corp.(a)
09/01/2027	5.750%	21,000	21,760
09/01/2029	6.125%	27,000	28,486
Netflix, Inc.
04/15/2028	4.875%	79,000	80,303
11/15/2028	5.875%	35,000	38,065
Netflix, Inc.(a)
05/15/2029	6.375%	3,000	3,323
11/15/2029	5.375%	45,000	46,967
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	21,000	21,707
09/15/2027	4.500%	92,000	94,797
NFP Corp.(a)
07/15/2025	6.875%	51,000	50,693
NiSource, Inc.
05/15/2047	4.375%	425,000	475,959
Noble Energy, Inc.
11/15/2043	5.250%	150,000	167,171
Novelis Corp.(a)
09/30/2026	5.875%	93,000	97,600
Novolex(a)
01/15/2025	6.875%	15,000	13,726
NRG Energy, Inc.
01/15/2027	6.625%	74,000	80,250
NRG Energy, Inc.(a)
06/15/2029	5.250%	32,000	34,404
NuStar Logistics LP
06/01/2026	6.000%	17,000	18,382
04/28/2027	5.625%	35,000	36,970
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	56,000	57,727
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	11,534
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	28,000	25,669
PAREXEL International Corp.(a)
09/01/2025	6.375%	9,000	8,328
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	24,946
08/15/2025	5.250%	52,000	52,756
10/15/2027	5.625%	75,000	77,547
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	44,317
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,156,312

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
10/15/2027	5.500%	23,000	24,205
PetSmart, Inc.(a)
03/15/2023	7.125%	31,000	29,102
06/01/2025	5.875%	32,000	31,991
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	950,069
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	85,000	88,905
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	14,660
08/15/2026	5.000%	86,000	89,245
03/01/2027	5.750%	60,000	63,638
01/15/2028	5.625%	12,000	12,717
12/15/2029	5.500%	24,000	25,053
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,326,203
PQ Corp.(a)
11/15/2022	6.750%	101,000	104,560
12/15/2025	5.750%	38,000	39,233
Prestige Brands, Inc.(a)
03/01/2024	6.375%	66,000	68,818
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	43,000	41,809
QEP Resources, Inc.
03/01/2026	5.625%	22,000	18,988
Qorvo, Inc.(a)
10/15/2029	4.375%	20,000	20,136
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	59,000	60,987
Quicken Loans, Inc.(a)
05/01/2025	5.750%	49,000	50,628
01/15/2028	5.250%	50,000	51,559
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	10,300
02/15/2025	6.625%	35,000	35,259
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	81,000	86,988
11/15/2026	8.250%	48,000	53,009
Resideo Funding, Inc.(a)
11/01/2026	6.125%	7,000	7,401
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	116,293	116,595
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	67,410
Rowan Companies, Inc.
01/15/2024	4.750%	22,000	13,742
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	18,000	18,442
SBA Communications Corp.
09/01/2024	4.875%	91,000	94,433
Scientific Games International, Inc.
12/01/2022	10.000%	34,000	35,345
Scientific Games International, Inc.(a)
10/15/2025	5.000%	51,000	52,688
03/15/2026	8.250%	40,000	42,436
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	20,000	20,657
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	12,000	12,198
Select Medical Corp.(a)
08/15/2026	6.250%	19,000	19,942
Sempra Energy
06/15/2024	3.550%	465,000	484,957
06/15/2027	3.250%	260,000	266,681
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	10,000	9,995
SESI LLC
09/15/2024	7.750%	14,000	7,907
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	17,000	17,642
07/15/2026	5.375%	46,000	48,349
07/01/2029	5.500%	20,000	21,349
SM Energy Co.
06/01/2025	5.625%	14,000	12,019
09/15/2026	6.750%	43,000	37,697
01/15/2027	6.625%	12,000	10,349
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	48,000	49,126
Southern Co. (The)
07/01/2046	4.400%	450,000	500,270
Spectrum Brands, Inc.
07/15/2025	5.750%	48,000	50,050
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	22,521
03/15/2024	6.125%	53,000	57,155
Sprint Capital Corp.
11/15/2028	6.875%	53,000	57,773
Sprint Corp.
02/15/2025	7.625%	37,000	40,691
03/01/2026	7.625%	60,000	66,339
SPX FLOW, Inc.(a)
08/15/2024	5.625%	9,000	9,337
Standard Industries, Inc.(a)
02/15/2023	5.500%	2,000	2,045

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	23,000	24,387
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	9,000	9,587
Sunoco LP/Finance Corp.
01/15/2023	4.875%	13,000	13,355
02/15/2026	5.500%	37,000	38,650
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	15,000	15,219
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	21,000	20,575
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	45,000	46,546
01/15/2028	5.000%	127,000	128,548
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	21,000	22,824
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	863,131
TEGNA, Inc.(a)
09/15/2029	5.000%	31,000	31,392
Teleflex, Inc.
06/01/2026	4.875%	11,000	11,518
11/15/2027	4.625%	25,000	26,094
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	46,000	47,399
Tenet Healthcare Corp.
06/15/2023	6.750%	43,000	45,189
08/01/2025	7.000%	14,000	14,304
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	50,000	51,376
02/01/2027	6.250%	54,000	56,199
11/01/2027	5.125%	85,000	87,775
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	44,000	45,964
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	126,000	135,649
02/01/2026	4.500%	23,000	23,701
02/01/2028	4.750%	43,000	45,057
TransDigm, Inc.
05/15/2025	6.500%	68,000	70,821
06/15/2026	6.375%	53,000	55,771
03/15/2027	7.500%	38,000	41,251
TransDigm, Inc.(a)
03/15/2026	6.250%	101,000	108,458
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	41,000	39,543
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		18,690	18,951
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		44,000	43,945
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%		15,000	16,015
TriMas Corp.(a)
10/15/2025	4.875%		5,000	5,099
Uber Technologies, Inc.(a)
11/01/2023	7.500%		4,000	4,030
09/15/2027	7.500%		38,000	37,704
Union Pacific Corp.
08/15/2059	3.950%		200,000	213,252
United Rentals North America, Inc.
09/15/2026	5.875%		64,000	68,247
12/15/2026	6.500%		39,000	42,523
United Technologies Corp.
11/16/2028	4.125%		100,000	113,124
USI, Inc.(a)
05/01/2025	6.875%		4,000	4,063
Valvoline, Inc.
08/15/2025	4.375%		33,000	33,612
Verizon Communications, Inc.
10/27/2026	1.375%	EUR	340,000	397,439
03/15/2055	4.672%		76,000	91,087
Verscend Escrow Corp.(a)
08/15/2026	9.750%		32,000	34,108
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%		7,000	7,240
Viasat, Inc.(a)
04/15/2027	5.625%		13,000	13,715
Viking Cruises Ltd.(a)
09/15/2027	5.875%		30,000	31,751
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,663
02/15/2027	5.625%		48,000	50,562
07/31/2027	5.000%		29,000	29,886
WellCare Health Plans, Inc.
04/01/2025	5.250%		72,000	75,192
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%		34,000	36,325
Wells Fargo & Co.
10/23/2026	3.000%		160,000	164,059
WESCO Distribution, Inc.
06/15/2024	5.375%		18,000	18,619
Williams Companies, Inc. (The)
09/15/2045	5.100%		365,000	401,559

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
09/15/2024	5.250%	50,000	50,943
06/01/2026	5.750%	48,000	49,269
10/15/2027	5.250%	21,000	21,187
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	34,000	35,679
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	13,000	13,622
XPO Logistics, Inc.(a)
06/15/2022	6.500%	20,000	20,385
Yum! Brands, Inc.(a)
01/15/2030	4.750%	16,000	16,513
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	85,000	87,061
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	8,000	8,421
Total			33,949,428
Total Corporate Bonds & Notes (Cost $58,803,949)			61,161,849

Foreign Government Obligations(c),(g) 17.4%

Argentina 0.2%
Argentine Republic Government International Bond
01/11/2028	5.875%	700,000	284,866
Belarus 0.5%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	500,000	563,066
Brazil 1.6%
Brazilian Government International Bond
01/27/2045	5.000%	1,750,000	1,819,064
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	22,000	22,931
Chile 0.2%
Corporación Nacional del Cobre de Chile(a)
01/30/2050	3.700%	200,000	199,861
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	200,000	196,030
Dominican Republic 0.9%
Dominican Republic International Bond(a)
04/20/2027	8.625%	892,000	1,069,504
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.2%
Ecuador Government International Bond(a)
12/13/2026	9.650%		250,000	262,949
Egypt 0.7%
Egypt Government International Bond(a)
01/31/2027	7.500%		400,000	430,032
03/01/2049	8.700%		355,000	381,427
Total				811,459
El Salvador 0.3%
El Salvador Government International Bond(a)
02/28/2029	8.625%		250,000	292,095
France 0.3%
Electricite de France SA(a)
10/02/2030	2.000%	EUR	300,000	371,793
Honduras 1.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,200,000	1,332,918
Indonesia 1.2%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	377,388
PT Indonesia Asahan Aluminium Persero(a)
11/15/2023	5.710%		400,000	440,566
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		500,000	502,680
Total				1,320,634
Ireland 0.2%
ESB Finance DAC(a)
06/11/2030	1.125%	EUR	150,000	175,401
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		500,000	512,277
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		200,000	224,705
Mexico 0.9%
Petroleos Mexicanos(a)
01/23/2030	6.840%		50,000	51,771
01/23/2050	7.690%		973,000	1,013,980
Total				1,065,751

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mongolia 0.2%
Mongolia Government International Bond(a)
05/01/2023	5.625%		200,000	202,153
Morocco 0.4%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	330,000	407,329
Netherlands 1.6%
Enexis Holding NV(a)
07/02/2031	0.750%	EUR	600,000	677,776
Stedin Holding NV(a),(e)
12/31/2049	3.250%	EUR	270,000	311,142
Syngenta Finance NV(a)
04/24/2028	5.182%		500,000	529,862
TenneT Holding BV(a)
06/03/2030	0.875%	EUR	230,000	263,398
Total				1,782,178
Nigeria 0.4%
Nigeria Government International Bond(a)
11/28/2027	6.500%		500,000	505,610
Oman 0.6%
Oman Government International Bond(a)
01/17/2028	5.625%		500,000	492,273
08/01/2029	6.000%		200,000	198,846
Total				691,119
Paraguay 0.3%
Paraguay Government International Bond(a)
08/11/2044	6.100%		250,000	303,764
Qatar 1.3%
Qatar Government International Bond(a)
04/23/2048	5.103%		250,000	320,133
03/14/2049	4.817%		900,000	1,116,337
Total				1,436,470
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	255,065
Russian Federation 0.6%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		274,000	297,937
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		400,000	428,134
Total				726,071
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.3%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%	277,000	303,962
Senegal 0.4%
Senegal Government International Bond(a)
07/30/2024	6.250%	400,000	434,642
South Africa 0.4%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	500,000	504,936
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
03/14/2029	7.850%	400,000	403,243
Turkey 0.2%
Turkey Government International Bond
03/25/2027	6.000%	250,000	245,868
Ukraine 0.4%
Ukraine Government International Bond(a)
09/01/2026	7.750%	400,000	419,023
Virgin Islands 0.6%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	250,586
Sinopec Group Overseas Development Ltd.(a)
09/13/2027	3.250%	250,000	257,966
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	211,160
Total			719,712
Total Foreign Government Obligations (Cost $18,825,749)			19,866,449

Residential Mortgage-Backed Securities - Agency 0.9%

United States 0.9%
Federal National Mortgage Association(b),(h)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.032%	338,437	67,798
Government National Mortgage Association(b),(h)
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	4.056%	212,814	40,503

12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.006%	720,377	142,328
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.006%	931,161	169,631
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.006%	950,751	149,926
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.006%	1,401,380	237,069
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.006%	1,022,910	157,509
Total			964,764
Total Residential Mortgage-Backed Securities - Agency (Cost $841,723)			964,764

Residential Mortgage-Backed Securities - Non-Agency 13.2%

Bermuda 0.9%
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.368%	1,000,000	1,002,194
United States 12.3%
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-1 Class M1
11/25/2048	4.500%	1,000,000	1,035,014
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	526,065	529,358
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.768%	1,000,000	999,730
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	200,000	200,180
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2013-2 Class 1A3
11/25/2037	4.720%	90,490	90,296
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	1,000,000	1,007,649
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.818%	700,000	702,679
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	441,819
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	700,000	711,447
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	291,244	290,767
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	899,445	909,866
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	696,976	705,189
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	948,936	955,042
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.140%	376,022	375,037
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.668%	1,000,000	1,003,522
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	959,753	974,214
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.968%	1,000,000	1,002,826
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	508,075
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1B
01/25/2049	4.826%	1,000,000	1,006,990

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	538,312	544,248
Total			13,993,948
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $14,859,846)			14,996,142

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(i),(j)	5,980,598	5,980,000
Total Money Market Funds (Cost $5,980,000)		5,980,000
Total Investments in Securities (Cost $107,828,424)		111,676,010
Other Assets & Liabilities, Net		2,352,864
Net Assets		$114,028,874
At September 30, 2019, securities and/or cash totaling $687,770 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,858,000 EUR	25,352,608 USD	UBS	10/18/2019	405,493	—
1,760,000 GBP	2,174,885 USD	UBS	10/18/2019	9,329	—
Total				414,822	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8	12/2019	USD	1,042,500	—	(9,017)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(23)	12/2019	USD	(3,733,188)	45,770	—
U.S. Treasury 10-Year Note	(185)	12/2019	USD	(24,107,813)	207,727	—
U.S. Treasury 5-Year Note	(24)	12/2019	USD	(2,859,563)	15,325	—
U.S. Ultra Treasury Bond	(9)	12/2019	USD	(1,727,156)	29,863	—
Total					298,685	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	Citi	06/20/2024	1.000	Quarterly	EUR	600,000	67,552	(200)	84,900	—	—	(17,547)

14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	EUR	4,300,000	1,504	—	—	1,504	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	2,800,000	(2,341)	—	—	—	(2,341)
Total							(837)	—	—	1,504	(2,341)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Europe Crossover Index, Series 32	Morgan Stanley	12/20/2024	5.000	Quarterly	2.316	EUR	6,000,000	(62,736)	—	—	—	(62,736)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $77,707,125, which represents 68.15% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	31,849,996	40,667,326	(66,536,724)	5,980,598	11	—	198,860	5,980,000
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2019 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	269,252	278,723
Total Asset-Backed Securities — Agency (Cost $274,109)			278,723

Asset-Backed Securities — Non-Agency 17.6%

American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	6,500,000	6,561,465
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.653%	18,020,000	17,666,610
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	11,214,666	11,241,593
Series 2019-A Class A
07/15/2022	3.480%	16,925,072	17,000,046
Series 2019-B Class A
10/15/2026	2.720%	23,000,000	23,014,817
Subordinated Series 2018-B Class B
07/15/2022	4.110%	6,500,000	6,563,094
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.659%	22,300,000	21,854,245
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.678%	24,000,000	23,413,200
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.866%	21,000,000	20,779,206
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	3,739,817	3,740,206
Series 2018-P3 Class A
01/15/2026	3.820%	8,629,837	8,714,757
Subordinated Series 2017-P2 Class B
01/15/2024	3.560%	10,600,000	10,644,593
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	4,015,501	4,030,202
Subordinated Series 2017-B Class B
04/15/2021	4.520%	1,156,501	1,157,459
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	17,492,395	17,596,792
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,837,480
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	15,181,352	15,244,133
Series 2018-P2 Class A
10/15/2025	3.470%	10,735,897	10,791,733
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	8,390,640	8,440,218
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	2,121,355	2,122,298
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	10,000,000	10,117,716
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.508%	14,617,500	14,369,806
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	6,900,000	7,014,709
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	21,910,000	22,773,390
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.650%	10,000,000	9,809,020
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	17,871,079	17,897,169
Series 2019-2 Class A
08/15/2025	4.000%	21,355,611	21,374,246
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.926%	20,000,000	20,001,020
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.678%	40,300,000	39,461,558
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.178%	14,000,000	14,038,066
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	2,416,044	2,416,415
Series 2018-1A Class B
03/15/2028	3.190%	13,200,000	13,211,336
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	11,326,898
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,932,876
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.598%	7,000,000	7,017,262
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.678%	20,375,000	19,922,736
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.728%	45,625,000	44,622,664
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,886,597
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.528%	1,962,500	1,866,803
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.428%	31,700,000	31,701,553
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.728%	20,000,000	19,734,920
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	17,223,695	17,325,961
Series 2019-3 Class A
11/16/2026	3.821%	23,400,000	23,436,562
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	10,881,825	10,965,552
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	20,250,470	20,315,243
Series 2018-1A Class C
06/17/2024	4.870%	12,900,000	13,079,040
Series 2019-1A Class A
04/15/2025	3.540%	6,824,132	6,856,638
Series 2019-2A Class A
09/15/2025	3.200%	4,150,168	4,159,976
Series 2019-3A Class A
07/15/2025	3.190%	34,024,819	34,174,818
Series 2019-3A Class B
07/15/2025	3.590%	5,000,000	5,033,033
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	3,485,229	3,538,468
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	8,006,677	8,089,159
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.703%	28,000,000	27,415,164
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	10,862,960	10,906,028
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	1,753,992	1,753,250
Series 2018-1 Class A2
02/25/2027	3.140%	11,000,000	11,060,167
Series 2018-2 Class A1
04/26/2027	2.930%	1,809,564	1,811,236
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	1,338,670
Series 2016-A Class RIO
01/25/2038	0.000%	8	1,280,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	1,800,000
Series 2017-A Class R
03/26/2040	0.000%	50,000	2,112,500
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.673%	11,171,429	10,968,265

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.753%	11,000,000	11,008,294
Total Asset-Backed Securities — Non-Agency (Cost $835,555,912)			827,338,931

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	5,205,000	5,639,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	13,965,000	15,110,422
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	55,332,359
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	13,619,669	14,242,082
Total Commercial Mortgage-Backed Securities - Agency (Cost $86,420,982)			90,324,064

Commercial Mortgage-Backed Securities - Non-Agency 7.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,299,838	2,423,250
Series 2015-SFR2 Class A
10/17/2045	3.732%	22,518,746	23,968,021
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.278%	10,581,000	10,594,439
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.828%	6,950,000	6,958,523
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.428%	6,310,000	6,347,644
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.448%	10,000,000	10,049,748
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CALI Mortgage Trust(a),(g)
Series 2019-101C Class E
03/10/2039	4.469%	6,500,000	7,011,592
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.527%	18,000,000	17,999,935
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.027%	20,800,000	20,839,073
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	5.768%	3,800,000	3,809,486
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	4,183,562
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	5,365,000	5,150,131
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	12,800,000	11,677,381
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	4,572,754
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	5,400,000	5,401,048
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,939,153
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,865,264
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	2.928%	31,883,755	31,852,665
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.125%	23,928,808	24,021,264
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,322,205	10,402,312
Series 2018-SF3 Class A
10/17/2035	3.880%	20,361,200	20,935,461

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,941,949	19,158,643
Series 2018-SFR2 Class A
08/17/2035	3.712%	13,515,000	13,820,989
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	16,200,000	16,250,614
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.278%	10,469,000	10,469,838
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.928%	16,259,000	16,338,058
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	3.228%	9,000,000	8,988,176
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $328,844,356)			335,029,024

Corporate Bonds & Notes 22.7%

Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	76,000	75,629
12/01/2024	7.500%	358,000	360,704
03/15/2025	7.500%	117,000	116,982
04/15/2027	7.875%	55,000	54,689
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	12,325,091
01/15/2028	3.250%	13,230,000	13,884,224
TransDigm, Inc.(a)
03/15/2026	6.250%	999,000	1,072,770
TransDigm, Inc.
06/15/2026	6.375%	1,415,000	1,488,973
03/15/2027	7.500%	364,000	395,145
Total			29,774,207
Automotive 0.5%
Delphi Technologies PLC(a)
10/01/2025	5.000%	170,000	150,954
Ford Motor Co.
01/15/2043	4.750%	12,585,000	10,949,227
Ford Motor Credit Co. LLC
11/02/2020	2.343%	9,700,000	9,642,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAA Spinco, Inc.(a)
06/15/2027	5.500%	75,000	79,626
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	125,000	131,547
05/15/2027	8.500%	211,000	213,668
Total			21,167,229
Banking 2.0%
Ally Financial, Inc.
11/01/2031	8.000%	318,000	439,608
Bank of America Corp.(h)
01/20/2028	3.824%	20,000,000	21,458,660
BBVA Bancomer SA(a),(h)
Subordinated
11/12/2029	5.350%	2,910,000	2,895,939
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	13,132,366
Goldman Sachs Group, Inc. (The)(h)
05/01/2029	4.223%	8,950,000	9,760,548
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	19,860,000	19,716,134
Morgan Stanley(h)
01/23/2030	4.431%	7,574,000	8,507,995
Wells Fargo & Co.
01/30/2020	2.150%	9,650,000	9,649,276
10/23/2026	3.000%	9,035,000	9,264,191
Total			94,824,717
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	513,000	509,916
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	738,000	760,976
05/15/2026	5.875%	401,000	421,481
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	787,000	771,768
Beacon Roofing Supply, Inc.(a),(i)
11/15/2026	4.500%	190,000	191,579
Cemex SAB de CV(a)
04/16/2026	7.750%	5,110,000	5,557,948
Core & Main LP(a)
08/15/2025	6.125%	385,000	385,567
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	619,162
Total			8,708,481

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	1,069,955
05/01/2027	5.875%	901,000	953,618
CCO Holdings LLC/Capital Corp.(a),(i)
03/01/2030	4.750%	389,000	395,218
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	1,800,000	1,912,734
Comcast Corp.
08/15/2047	4.000%	8,210,000	9,039,867
CSC Holdings LLC(a)
10/15/2025	6.625%	663,000	710,658
05/15/2026	5.500%	1,078,000	1,135,126
02/01/2028	5.375%	726,000	766,384
04/01/2028	7.500%	551,000	621,737
02/01/2029	6.500%	258,000	286,279
CSC Holdings LLC(a),(j)
01/15/2030	5.750%	454,000	474,408
DISH DBS Corp.
07/01/2026	7.750%	1,213,000	1,233,718
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	394,000	397,387
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	207,038
02/15/2025	6.625%	382,000	384,825
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	157,000	162,930
04/15/2025	5.375%	679,000	705,174
Viasat, Inc.(a)
04/15/2027	5.625%	126,000	132,930
Virgin Media Finance PLC(a)
01/15/2025	5.750%	254,000	262,486
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	754,000	773,840
08/15/2026	5.500%	36,000	37,811
05/15/2029	5.500%	246,000	257,225
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	773,672
Ziggo BV(a)
01/15/2027	5.500%	580,000	607,232
Total			23,302,252
Chemicals 0.3%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	409,000	406,921
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	337,259
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	409,577
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	419,400
CF Industries, Inc.
03/15/2034	5.150%	86,000	89,876
03/15/2044	5.375%	44,000	44,364
Chemours Co. (The)
05/15/2023	6.625%	157,000	155,197
05/15/2025	7.000%	240,000	227,317
05/15/2027	5.375%	68,000	58,762
INEOS Group Holdings SA(a)
08/01/2024	5.625%	485,000	499,717
LYB International Finance III LLC(i)
10/15/2049	4.200%	2,960,000	2,944,386
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	1,419,000	1,446,727
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	782,000	817,929
PQ Corp.(a)
11/15/2022	6.750%	680,000	703,971
12/15/2025	5.750%	684,000	706,196
Sasol Financing International Ltd.
11/14/2022	4.500%	2,256,000	2,310,889
Sasol Financing USA LLC
03/27/2024	5.875%	2,256,000	2,432,372
SPCM SA(a)
09/15/2025	4.875%	185,000	188,997
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	825,000	822,617
Total			15,022,474
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	226,000	233,016
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	306,787
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	225,254
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	622,757
12/15/2026	6.500%	245,000	267,129
05/15/2027	5.500%	411,000	435,840
Total			2,090,783

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	586,000	582,835
09/01/2023	7.625%	336,000	299,214
APX Group, Inc.(a)
11/01/2024	8.500%	213,000	215,429
frontdoor, Inc.(a)
08/15/2026	6.750%	140,000	153,183
Uber Technologies, Inc.(a)
11/01/2023	7.500%	34,000	34,259
09/15/2027	7.500%	337,000	334,371
Total			1,619,291
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	195,000	209,024
01/15/2027	7.750%	254,000	282,757
Mattel, Inc.(a)
12/31/2025	6.750%	273,000	285,283
Prestige Brands, Inc.(a)
03/01/2024	6.375%	604,000	629,787
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	237,000	244,789
12/15/2026	5.250%	116,000	122,221
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	481,730
Valvoline, Inc.
07/15/2024	5.500%	256,000	266,313
Total			2,521,904
Diversified Manufacturing 0.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	91,148
02/15/2026	6.375%	104,000	111,999
Gates Global LLC/Co.(a)
07/15/2022	6.000%	510,000	509,730
MTS Systems Corp.(a)
08/15/2027	5.750%	65,000	67,673
Resideo Funding, Inc.(a)
11/01/2026	6.125%	189,000	199,821
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	240,679
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	144,000	153,399
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	374,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	154,000	162,102
Total			1,910,998
Electric 3.1%
AES Corp. (The)
03/15/2023	4.500%	724,000	740,785
09/01/2027	5.125%	245,000	260,413
Appalachian Power Co.
05/15/2044	4.400%	10,365,000	11,974,747
Calpine Corp.
01/15/2025	5.750%	121,000	123,886
Calpine Corp.(a)
06/01/2026	5.250%	443,000	458,983
Clearway Energy Operating LLC
08/15/2024	5.375%	733,000	751,837
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	278,000	292,485
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,369,398
11/15/2025	3.600%	585,000	615,863
02/15/2027	2.950%	619,000	623,791
03/31/2043	4.700%	640,000	733,983
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	10,017,225
DTE Energy Co.
10/01/2026	2.850%	17,062,000	17,375,002
Duke Energy Corp.
09/01/2046	3.750%	6,935,000	7,176,914
06/15/2049	4.200%	12,340,000	13,794,602
Emera U.S. Finance LP
06/15/2046	4.750%	17,116,000	19,802,390
Indiana Michigan Power Co.
07/01/2047	3.750%	2,302,000	2,501,733
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	187,000	193,296
09/15/2027	4.500%	598,000	616,180
NRG Energy, Inc.
01/15/2027	6.625%	633,000	686,460
01/15/2028	5.750%	43,000	46,307
NRG Energy, Inc.(a)
06/15/2029	5.250%	181,000	194,596
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	410,000	422,555
Southern Co. (The)
07/01/2026	3.250%	13,151,000	13,554,512
07/01/2036	4.250%	2,260,000	2,450,882
07/01/2046	4.400%	12,815,000	14,246,564

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	554,000	578,726
Vistra Energy Corp.
11/01/2024	7.625%	54,000	56,369
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	160,245
02/15/2027	5.625%	475,000	500,353
07/31/2027	5.000%	242,000	249,390
WEC Energy Group, Inc.
06/15/2025	3.550%	1,606,000	1,708,492
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,886,073
06/15/2028	4.000%	10,550,000	11,612,881
Total			145,777,918
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	103,000	107,876
07/15/2029	5.125%	72,000	76,421
GFL Environmental, Inc.(a)
05/01/2022	5.625%	204,000	208,307
03/01/2023	5.375%	89,000	90,124
05/01/2027	8.500%	342,000	379,120
Hulk Finance Corp.(a)
06/01/2026	7.000%	63,000	66,411
Total			928,259
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	32,299,212
11/15/2035	4.418%	30,980,000	32,497,493
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	322,000	326,059
Navient Corp.
06/15/2022	6.500%	1,347,000	1,442,043
09/25/2023	7.250%	7,000	7,613
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	647,000	629,080
Quicken Loans, Inc.(a)
05/01/2025	5.750%	786,000	812,116
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	158,717
03/15/2024	6.125%	463,000	499,294
03/15/2025	6.875%	480,000	529,559
Total			69,201,186
Food and Beverage 2.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	20,206,000	24,108,061
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
04/01/2025	5.250%	509,000	521,273
09/15/2027	5.250%	233,000	238,149
Bacardi Ltd.(a)
05/15/2048	5.300%	24,115,000	27,473,014
Conagra Brands, Inc.
11/01/2048	5.400%	8,300,000	9,820,900
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	51,000	53,635
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	229,000	205,308
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,344,187
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	21,423,000	20,321,622
MHP SE(a)
05/10/2024	7.750%	3,140,000	3,365,373
Mondelez International, Inc.(a)
10/28/2019	1.625%	32,085,000	32,068,743
Performance Food Group, Inc.(a)
10/15/2027	5.500%	200,000	210,474
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,238,000	1,313,059
01/15/2028	5.625%	176,000	186,523
12/15/2029	5.500%	290,000	302,727
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.602%	5,245,000	5,241,271
Total			127,774,319
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	303,138
04/01/2026	6.375%	25,000	26,520
08/15/2026	6.000%	131,000	138,673
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	246,000	251,643
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	407,717
09/15/2026	6.000%	227,000	249,187
International Game Technology PLC(a)
02/15/2022	6.250%	346,000	365,652
02/15/2025	6.500%	263,000	291,811
01/15/2027	6.250%	66,000	73,132
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	329,000	336,018
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	535,206

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	241,000	270,955
MGM Resorts International
03/15/2023	6.000%	168,000	185,354
Scientific Games International, Inc.
12/01/2022	10.000%	290,000	301,471
Scientific Games International, Inc.(a)
10/15/2025	5.000%	472,000	487,623
03/15/2026	8.250%	357,000	378,741
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	284,000	301,129
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	349,000	366,235
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	112,000	117,362
Total			5,387,567
Health Care 1.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	465,000	485,682
AMN Healthcare, Inc.(a),(i)
10/01/2027	4.625%	58,000	58,475
Avantor, Inc.(a)
10/01/2025	9.000%	417,000	469,405
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.142%	10,234,000	10,286,838
Becton Dickinson and Co.
05/15/2044	4.875%	2,535,000	2,870,943
Cardinal Health, Inc.
09/15/2045	4.900%	2,275,000	2,323,733
06/15/2047	4.368%	12,325,000	11,757,964
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	462,000	469,415
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	229,208
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	257,000	255,471
Cigna Corp.
12/15/2048	4.900%	5,645,000	6,458,309
CVS Health Corp.
03/25/2048	5.050%	14,310,000	16,275,550
DaVita, Inc.
07/15/2024	5.125%	65,000	66,161
05/01/2025	5.000%	68,000	67,810
Encompass Health Corp.
02/01/2028	4.500%	110,000	111,200
02/01/2030	4.750%	110,000	111,131
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	189,000	206,330
09/01/2028	5.625%	501,000	558,936
02/01/2029	5.875%	214,000	240,720
IQVIA, Inc.(a)
05/15/2027	5.000%	246,000	258,049
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	15,345,120
PAREXEL International Corp.(a)
09/01/2025	6.375%	80,000	74,029
Select Medical Corp.(a)
08/15/2026	6.250%	304,000	319,076
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	697,000	713,345
Tenet Healthcare Corp.
04/01/2022	8.125%	140,000	151,470
07/15/2024	4.625%	482,000	495,418
05/01/2025	5.125%	257,000	260,886
08/01/2025	7.000%	376,000	384,162
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	495,000	508,621
02/01/2027	6.250%	526,000	547,425
11/01/2027	5.125%	864,000	892,211
Total			73,253,093
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	345,000	354,544
Centene Corp.(a)
06/01/2026	5.375%	745,000	779,631
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	244,000	225,137
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	3,414,845
WellCare Health Plans, Inc.
04/01/2025	5.250%	496,000	517,993
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	358,000	382,478
Total			5,674,628
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	356,000	394,779
06/01/2026	5.250%	104,000	112,637
Meritage Homes Corp.
04/01/2022	7.000%	439,000	483,486
06/01/2025	6.000%	408,000	451,633
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	191,000	207,590

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	387,000	413,929
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	142,000	151,607
Total			2,215,661
Independent Energy 0.4%
California Resources Corp.(a)
12/15/2022	8.000%	138,000	69,007
Callon Petroleum Co.
10/01/2024	6.125%	130,000	128,212
07/01/2026	6.375%	966,000	944,766
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,726,872
06/30/2033	6.450%	1,795,000	2,313,751
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	384,000	363,285
Centennial Resource Production LLC(a)
01/15/2026	5.375%	229,000	219,870
04/01/2027	6.875%	279,000	278,450
Chesapeake Energy Corp.
10/01/2026	7.500%	436,000	299,108
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	981,000	988,514
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	115,000	122,300
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,757,475
Hess Corp.
02/15/2041	5.600%	1,965,000	2,176,243
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	142,000	128,162
Jagged Peak Energy LLC
05/01/2026	5.875%	621,000	622,350
Matador Resources Co.
09/15/2026	5.875%	548,000	549,834
MEG Energy Corp.(a)
01/15/2025	6.500%	95,000	98,061
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	800,000	811,626
10/15/2027	5.625%	185,000	191,282
PDC Energy, Inc.
09/15/2024	6.125%	155,000	154,648
05/15/2026	5.750%	120,000	118,129
QEP Resources, Inc.
03/01/2026	5.625%	239,000	206,278
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
09/15/2026	6.750%	550,000	482,168
01/15/2027	6.625%	113,000	97,452
WPX Energy, Inc.
09/15/2024	5.250%	350,000	356,600
06/01/2026	5.750%	408,000	418,784
10/15/2027	5.250%	238,000	240,118
Total			20,863,345
Integrated Energy 0.1%
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,378,990
Leisure 0.0%
Cedar Fair LP(a)
07/15/2029	5.250%	148,000	158,621
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	227,000	235,489
03/15/2026	5.625%	206,000	219,621
Viking Cruises Ltd.(a)
09/15/2027	5.875%	337,000	356,664
Total			970,395
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	75,899
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	2,355,000	2,753,883
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	16,579,000	17,427,729
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,223,180
05/15/2047	4.270%	10,325,000	11,731,141
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,470,060
06/15/2046	4.800%	4,816,000	5,536,676
Total			45,218,568
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a),(i)
01/15/2028	4.750%	69,000	69,718
Media and Entertainment 0.2%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	660,000	725,574
08/15/2027	5.125%	426,000	444,891

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	265,000	274,985
08/15/2027	6.625%	193,000	200,190
Discovery Communications LLC
05/15/2049	5.300%	1,732,000	1,916,158
iHeartCommunications, Inc.
05/01/2026	6.375%	142,350	154,154
05/01/2027	8.375%	750,417	811,376
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	112,000	116,887
Match Group, Inc.
06/01/2024	6.375%	695,000	730,760
Netflix, Inc.
04/15/2028	4.875%	1,005,000	1,021,571
11/15/2028	5.875%	311,000	338,232
Netflix, Inc.(a)
05/15/2029	6.375%	32,000	35,440
11/15/2029	5.375%	379,000	395,563
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	350,000	360,795
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	94,000	98,559
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	105,000	106,736
TEGNA, Inc.(a)
09/15/2029	5.000%	279,000	282,529
Total			8,014,400
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	362,000	381,240
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	703,000	744,650
Constellium NV(a)
05/15/2024	5.750%	290,000	298,700
02/15/2026	5.875%	721,000	752,750
Freeport-McMoRan, Inc.
11/14/2024	4.550%	511,000	524,149
09/01/2029	5.250%	193,000	192,653
03/15/2043	5.450%	724,000	653,043
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	44,000	45,543
01/15/2025	7.625%	992,000	1,007,628
Novelis Corp.(a)
08/15/2024	6.250%	165,000	173,049
09/30/2026	5.875%	773,000	811,232
Total			5,584,637
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.8%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	198,000	165,455
Cheniere Energy Partners LP
10/01/2026	5.625%	408,000	433,214
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	460,000	471,502
DCP Midstream Operating LP
07/15/2025	5.375%	202,000	217,383
05/15/2029	5.125%	429,000	436,212
04/01/2044	5.600%	290,000	273,221
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	295,542
Enterprise Products Operating LLC
01/31/2050	4.200%	3,275,000	3,516,777
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	798,000	833,240
Kinder Morgan, Inc.
02/15/2046	5.050%	22,510,000	24,978,784
MPLX LP
04/15/2048	4.700%	6,430,000	6,707,512
NuStar Logistics LP
06/01/2026	6.000%	153,000	165,442
04/28/2027	5.625%	328,000	346,458
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,740,000	21,184,108
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	506,000	507,711
Sunoco LP/Finance Corp.
01/15/2023	4.875%	228,000	234,228
02/15/2026	5.500%	361,000	377,103
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	377,000	369,363
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,126,000	1,164,689
01/15/2028	5.000%	283,000	286,449
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	75,000	81,805
01/15/2029	6.875%	208,000	228,123
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	588,317
Western Gas Partners LP
08/15/2048	5.500%	3,440,000	3,054,276
Williams Companies, Inc. (The)
09/15/2045	5.100%	17,550,000	19,307,826
Total			86,224,740

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,954,705
02/15/2043	5.250%	990,000	1,200,540
05/15/2047	4.375%	12,320,000	13,797,205
Sempra Energy
11/15/2020	2.850%	10,845,000	10,917,043
11/15/2025	3.750%	7,365,000	7,780,268
06/15/2027	3.250%	637,000	653,369
Total			39,303,130
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	704,000	702,090
Calfrac Holdings LP(a)
06/15/2026	8.500%	207,000	92,513
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	142,000	111,410
Nabors Industries, Inc.
02/01/2025	5.750%	572,000	432,444
Rowan Companies, Inc.
01/15/2024	4.750%	163,000	101,819
SESI LLC
09/15/2024	7.750%	124,000	70,037
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	166,430	168,750
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	94,340	95,752
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	126,968
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	168,000	167,790
Transocean, Inc.(a)
01/15/2026	7.500%	85,000	75,661
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	540,000	563,933
Total			2,709,167
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	486,000	504,154
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	314,000	324,993
03/15/2027	5.375%	824,000	879,778
iStar, Inc.
04/01/2022	6.000%	357,000	367,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	163,000	167,000
Total			1,739,201
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	348,000	356,280
02/15/2025	6.000%	698,000	729,563
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	234,000	235,830
08/15/2027	5.250%	279,000	283,015
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	144,000	149,090
07/15/2027	5.625%	79,000	81,788
BWAY Holding Co.(a)
04/15/2024	5.500%	440,000	452,959
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	365,000	334,671
Novolex(a)
01/15/2025	6.875%	186,000	170,203
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	409,000	419,820
07/15/2024	7.000%	320,000	331,862
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	200,000	209,637
08/15/2027	8.500%	121,000	131,069
Total			3,885,787
Pharmaceuticals 0.6%
AbbVie, Inc.
11/14/2048	4.875%	4,640,000	5,118,482
Allergan Funding SCS
06/15/2044	4.850%	7,435,000	7,989,272
Amgen, Inc.
06/15/2051	4.663%	3,835,000	4,466,713
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	7,000	7,359
04/15/2025	6.125%	739,000	766,800
11/01/2025	5.500%	429,000	449,005
04/01/2026	9.250%	730,000	829,031
01/31/2027	8.500%	311,000	349,204
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	345,484
07/15/2027	5.000%	57,000	59,127
Celgene Corp.
02/20/2048	4.550%	1,900,000	2,286,225
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	269,000	271,354

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	159,000	166,326
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	728,894
Johnson & Johnson
12/05/2033	4.375%	4,343,000	5,165,616
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	267,000	244,768
Total			29,243,660
Property & Casualty 0.0%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	96,000	103,423
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	206,000	210,546
HUB International Ltd.(a)
05/01/2026	7.000%	588,000	603,604
USI, Inc.(a)
05/01/2025	6.875%	38,000	38,599
Total			956,172
Railroads 0.4%
Canadian National Railway Co.
02/03/2020	2.400%	10,730,000	10,736,105
CSX Corp.
09/15/2049	3.350%	2,254,000	2,205,505
11/01/2066	4.250%	6,465,000	6,902,054
Total			19,843,664
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,269,355
01/15/2028	3.875%	139,000	139,862
IRB Holding Corp.(a)
02/15/2026	6.750%	533,000	536,958
Yum! Brands, Inc.(a)
01/15/2030	4.750%	151,000	155,843
Total			2,102,018
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	130,000	129,397
11/01/2035	6.875%	166,000	144,038
Lowe’s Companies, Inc.
05/03/2047	4.050%	4,295,000	4,572,985
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	603,598
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc.(a)
03/15/2023	7.125%	294,000	275,997
06/01/2025	5.875%	293,000	292,921
Total			6,018,936
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	171,000	191,724
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	139,000	143,413
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	316,000	334,955
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,413,237
02/01/2047	4.450%	2,830,000	2,913,493
01/15/2048	4.650%	13,166,000	13,989,007
Total			20,985,829
Technology 0.7%
Ascend Learning LLC(a)
08/01/2025	6.875%	435,000	452,955
08/01/2025	6.875%	242,000	252,176
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,230,000	21,327,616
Camelot Finance SA(a)
10/15/2024	7.875%	1,458,000	1,515,584
CDK Global, Inc.
06/01/2027	4.875%	496,000	517,319
CommScope Finance LLC(a)
03/01/2024	5.500%	204,000	209,595
03/01/2026	6.000%	245,000	253,613
CommScope Technologies LLC(a)
06/15/2025	6.000%	371,000	336,300
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	100,000	102,625
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	749,825
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	306,000	331,220
Informatica LLC(a)
07/15/2023	7.125%	434,000	441,962
Iron Mountain, Inc.
08/15/2024	5.750%	481,000	486,152
Iron Mountain, Inc.(a)
09/15/2029	4.875%	345,000	350,309

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.
07/15/2022	5.000%	233,000	235,545
12/15/2023	6.375%	485,000	498,262
NCR Corp.(a)
09/01/2027	5.750%	211,000	218,639
09/01/2029	6.125%	261,000	275,368
PTC, Inc.
05/15/2024	6.000%	451,000	474,405
Qorvo, Inc.(a)
10/15/2029	4.375%	176,000	177,199
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	740,000	764,917
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	480,000	530,094
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	88,000	87,957
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	402,000	414,222
VeriSign, Inc.
05/01/2023	4.625%	475,000	482,900
Verscend Escrow Corp.(a)
08/15/2026	9.750%	357,000	380,515
Total			31,867,274
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	37,000	37,751
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	215,000	221,591
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	8,256,226
11/01/2046	4.200%	3,105,000	3,334,248
FedEx Corp.
04/01/2046	4.550%	18,390,000	19,293,354
Hertz Corp. (The)(a)
06/01/2022	7.625%	591,000	615,201
10/15/2024	5.500%	272,000	272,039
08/01/2026	7.125%	212,000	221,113
XPO Logistics, Inc.(a)
06/15/2022	6.500%	212,000	216,078
Total			32,467,601
Wireless 0.3%
Altice France SA(a)
05/01/2026	7.375%	873,000	936,650
02/01/2027	8.125%	290,000	320,416
01/15/2028	5.500%	354,000	358,379
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice Luxembourg SA(a)
05/15/2027	10.500%	404,000	455,728
America Movil SAB de CV
03/30/2020	5.000%	4,983,000	5,047,345
SBA Communications Corp.
09/01/2024	4.875%	931,000	966,127
Sprint Corp.
02/15/2025	7.625%	1,682,000	1,849,773
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,084,000	1,167,014
02/01/2026	4.500%	361,000	372,003
04/15/2027	5.375%	350,000	377,358
02/01/2028	4.750%	553,000	579,458
Total			12,430,251
Wirelines 1.3%
AT&T, Inc.
03/01/2029	4.350%	28,403,000	31,409,344
06/15/2045	4.350%	7,200,000	7,568,928
CenturyLink, Inc.
03/15/2022	5.800%	960,000	1,010,828
12/01/2023	6.750%	552,000	606,242
Frontier Communications Corp.
01/15/2023	7.125%	256,000	113,578
09/15/2025	11.000%	109,000	49,867
Frontier Communications Corp.(a)
04/01/2026	8.500%	287,000	287,254
Telecom Italia Capital SA
09/30/2034	6.000%	119,000	126,431
Telecom Italia SpA(a)
05/30/2024	5.303%	274,000	295,294
Verizon Communications, Inc.
09/21/2028	4.329%	3,565,000	4,039,566
08/10/2033	4.500%	11,250,000	13,064,479
03/15/2055	4.672%	2,080,000	2,492,919
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	963,000	986,348
Total			62,051,078
Total Corporate Bonds & Notes (Cost $1,001,097,440)			1,067,097,598

Foreign Government Obligations(k),(l) 3.3%

Argentina 0.3%
Argentine Republic Government International Bond
01/26/2027	6.875%	4,663,000	1,956,380
Provincia de Cordoba(a)
06/10/2021	7.125%	16,625,000	10,430,326
Total			12,386,706

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		1,365,000	1,460,749
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		213,000	222,018
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%		1,630,000	1,765,135
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%		2,105,000	2,229,393
El Salvador 0.1%
El Salvador Government International Bond(a)
12/01/2019	7.375%		2,256,000	2,263,632
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,545,000	3,937,662
03/15/2024	7.500%		2,256,000	2,505,886
Total				6,443,548
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		5,205,000	5,332,809
Mexico 1.6%
Petroleos Mexicanos(a)
01/23/2030	6.840%		3,065,000	3,173,599
01/23/2050	7.690%		1,800,000	1,875,811
Petroleos Mexicanos
09/21/2047	6.750%		21,373,000	20,407,453
02/12/2048	6.350%		53,016,000	48,701,081
Total				74,157,944
Morocco 0.1%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	3,419,000	4,220,173
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,256,000	2,273,924
Oman 0.0%
Oman Government International Bond(a)
06/15/2021	3.625%		2,256,000	2,245,000
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	9,400,000	11,603,066
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	2,987,753
Senegal 0.3%
Senegal Government International Bond(a)
03/13/2028	4.750%	EUR	10,000,000	11,336,890
05/23/2033	6.250%		1,775,000	1,785,412
Total				13,122,302
Ukraine 0.2%
Ukraine Government International Bond(a)
06/20/2026	6.750%	EUR	9,600,000	11,313,391
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		2,256,000	2,324,391
Total Foreign Government Obligations (Cost $158,927,893)				156,351,934

Municipal Bonds 0.2%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%		905,000	1,134,807
Series 2015B
01/01/2033	7.375%		660,000	787,056
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%		2,195,000	2,414,193
Total				4,336,056
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%		1,510,000	2,171,788
Total Municipal Bonds (Cost $5,505,905)				6,507,844

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency 31.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2045- 01/01/2046	3.500%	35,568,233	37,538,085
10/01/2045	4.000%	20,585,770	21,606,861
04/01/2048	4.500%	43,964,412	46,440,505
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.873%	1,181,049	166,296
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	4.023%	2,874,621	429,563
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	4.173%	18,236,811	3,635,559
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.032%	54,788,616	10,358,034
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	4.023%	6,950,047	1,203,070
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.943%	2,544,418	450,029
Federal Home Loan Mortgage Corp.(m)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,886,934	410,550
CMO Series 4182 Class DI
05/15/2039	3.500%	6,809,533	367,356
Federal Home Loan Mortgage Corp.(g),(m)
CMO Series 4620 Class AS
11/15/2042	1.979%	2,904,887	152,382
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	16,263,872	16,702,092
08/01/2034	5.500%	873,059	987,312
08/01/2041	4.500%	1,885,296	2,047,352
08/01/2043- 09/01/2049	3.500%	146,062,055	150,985,853
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2044- 06/01/2048	4.000%	123,092,947	128,938,660
CMO Series 2017-72 Class B
09/25/2047	3.000%	32,091,301	33,020,858
Federal National Mortgage Association(i)
10/17/2034	2.500%	41,500,000	41,852,588
10/17/2034- 11/13/2049	3.000%	371,000,000	376,848,750
10/17/2034- 11/13/2049	3.500%	97,000,000	99,576,973
10/10/2049	4.500%	50,000,000	52,647,733
Federal National Mortgage Association(n)
08/01/2040- 06/01/2044	4.500%	17,358,841	18,797,357
06/01/2047	4.000%	22,643,459	23,739,916
Federal National Mortgage Association(m)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	5,119,156	515,584
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.882%	4,256,499	932,135
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.132%	5,407,249	783,401
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.982%	3,623,622	664,948
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.982%	17,798,902	3,188,499
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.982%	45,857,765	9,392,886
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	4.132%	19,319,245	4,277,708

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	4.082%	21,391,931	4,024,712
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.132%	16,202,039	3,278,060
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.182%	22,954,758	4,708,071
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.182%	20,976,502	3,885,488
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.132%	33,291,539	7,008,818
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.032%	58,017,709	11,622,589
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.032%	51,834,578	10,575,114
Government National Mortgage Association(i)
10/21/2049	3.500%	149,000,000	154,357,597
10/21/2049	4.500%	50,000,000	52,249,295
Government National Mortgage Association(m)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,556,263	729,901
Government National Mortgage Association(b),(m)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.156%	20,744,162	3,973,611
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.156%	21,333,253	4,635,543
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.156%	30,982,860	6,681,950
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.156%	17,963,558	3,358,600
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.106%	20,770,772	3,711,193
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.156%	24,088,769	4,118,459
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.156%	23,825,111	4,970,926
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.156%	18,249,391	4,405,175
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.206%	27,367,141	5,588,170
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.156%	22,986,288	4,228,447
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.156%	19,398,741	2,895,972
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.106%	21,001,012	3,597,173

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.156%	53,096,901	10,071,388
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.106%	45,440,861	8,570,378
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.106%	28,228,321	4,761,229
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.156%	23,549,402	5,004,425
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.156%	28,473,061	4,798,007
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.156%	31,224,594	5,824,083
CMO Series 2019-15 Class SC
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.006%	21,477,907	3,671,416
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.956%	37,787,991	7,817,965
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.006%	48,456,170	8,197,229
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.106%	29,324,713	5,756,582
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.106%	30,649,485	5,986,994
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	4.006%	31,912,498	5,916,309
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.106%	29,899,854	4,830,315
Total Residential Mortgage-Backed Securities - Agency (Cost $1,439,186,676)			1,474,470,079

Residential Mortgage-Backed Securities - Non-Agency 25.7%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	5,907,096	5,913,423
Series 2017-B Class A
09/25/2056	3.163%	17,110,003	17,229,810
Angel Oak Mortgage Trust I LLC(a),(c),(e),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	11,044,840
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	25,692,971	26,098,337
CMO Series 2019-2 Class A2
03/25/2049	3.782%	8,154,467	8,298,523
CMO Series 2019-2 Class A3
03/25/2049	3.833%	6,781,083	6,900,751
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	5,793,020	5,779,387
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	5,673,566	5,783,163
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	13,450,487	13,672,392
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G75
05/24/2036	3.553%	2,529,997	2,529,035
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	3,768,937	3,788,954

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVa Trust(a)
Subordinated CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	2,170,702
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.531%	801,017	804,380
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.495%	8,488,000	8,717,414
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.354%	7,968,997	7,967,808
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.368%	15,664,000	15,698,370
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	18,740,000	18,832,384
CMO Series 2018-3A Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2027	3.604%	9,443,258	9,448,827
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.318%	13,422,345	13,430,523
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	3.490%	7,550,000	7,556,811
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	29,000,000	29,026,158
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-2 Class A1
07/25/2049	2.880%	13,610,232	13,660,149
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	577,345	577,380
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.768%	14,900,000	14,945,631
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	21,094,891	21,346,416
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.108%	23,498,049	23,345,236
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	10,169,960	10,158,898
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.155%	559,356	560,037
CMO Series 2014-12 Class 3A1
10/25/2035	4.527%	3,072,507	3,123,814
CMO Series 2014-C Class A
02/25/2054	3.250%	422,493	422,045
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,947,059	2,034,019
CMO Series 2015-A Class B3
06/25/2058	4.500%	892,093	892,068
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	8,800,050	8,569,108
Citigroup Mortgage Loan Trust, Inc.(a),(m)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	5,658,739	85,352
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	5,777,464	6,028,026
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,622,526	3,516,960
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,138,128
COLT 2019-1 Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	6,778,525	6,929,129
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A2
02/25/2048	2.981%	1,087,225	1,093,069
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	4.777%	2,349,470	2,389,037
CMO Series 2011-12R Class 3A1
07/27/2036	4.118%	828,680	830,715
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	24,493,170	25,800,345
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,569,658	5,598,334

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	501,311
CMO Series 2018-4A Class M1
10/25/2058	4.735%	11,655,000	12,013,392
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	840,785
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,944,094
Ellington Financial Mortgage Trust(a),(c),(e),(g)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	4,939,285	5,078,079
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	5,695,925	5,899,512
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	29,000,000	29,950,858
GCAT LLC(a),(g)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	10,538,986	10,568,244
CMO Series 2019-2 Class A1
06/25/2024	3.475%	15,279,957	15,285,580
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	14,157,151	14,313,570
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	6,272,000	6,271,478
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	40,098,281	39,875,792
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	15,000,000	15,143,848
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	416,793	418,925
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	10,000,282	10,006,984
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,974,615
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	10,883,288	11,009,379
LVII Resecuritization Trust(a),(g)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.777%	14,500,000	14,859,520
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	7,418,499	7,413,863
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	15,751,654	15,741,810
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	6,621,271	6,700,909
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	11,255,237	11,731,373
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	2.665%	211,216	210,938
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	22,728,656	22,839,447
Series 2018-PLS1 Class C
01/25/2023	3.981%	14,885,669	14,952,844
Subordinated CMO Series 2018-PLS1 Class B
01/25/2023	3.588%	5,121,951	5,149,583
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	9,836,470	9,919,193
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	13,026,676	13,135,597
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.568%	7,874,612	7,889,704
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.666%	5,115,000	5,114,993
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.187%	14,000,000	14,039,635
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.140%	22,127,056	22,069,141
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.890%	9,917,263	9,936,950

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.868%	25,950,000	25,965,456
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.668%	17,400,000	17,461,288
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	6,386,791	6,399,140
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,901,608
CMO Series 2018-2A Class A1
08/25/2023	4.000%	16,083,082	16,123,224
CMO Series 2019-2A Class A1
04/25/2024	3.967%	7,047,227	7,118,715
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	13,920,489	13,924,037
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,981,877
CMO Series 2018-1A Class A1
04/25/2023	3.750%	16,079,919	16,094,785
CMO Series 2018-3A Class A1
10/25/2023	4.483%	27,333,902	27,633,394
CMO Series 2019-1A Class A1
01/25/2024	4.500%	27,920,090	28,340,762
PRPM LLC(a),(g)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	36,298,118	36,371,629
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.968%	15,000,000	15,042,384
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.768%	10,000,000	10,000,098
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.635%	1,735,188	1,760,933
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	7,111,876	7,253,502
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	7,752,826	7,771,326
CMO Series 2019-1 Class A1
05/24/2024	3.721%	14,309,502	14,375,444
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	16,950,581	17,026,962
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	9,024,443	9,116,592
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	12,200,000	12,221,600
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.018%	9,198,389	9,235,142
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	15,081,944	15,136,239
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	7,278,512	7,313,573
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	35,000,000	35,176,760
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(g)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	9,763,208	9,812,075
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	11,025,617	11,091,171
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	17,592,258	17,630,961
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	3,103,526	3,088,952
CMO Series 2018-3 Class A3
10/25/2058	4.282%	8,369,136	8,614,246
CMO Series 2019-1 Class A1
02/25/2059	3.836%	5,244,469	5,302,297
CMO Series 2019-3 Class A3
07/25/2059	3.040%	10,066,554	10,068,787
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	4,190,901	4,173,724

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	5,988,797
Visio Trust(a),(g)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	10,761,186	10,812,960
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,195,490,143)			1,204,868,274

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Nouryon Finance BV/AkzoNobel(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.292%	275,615	269,551
Construction Machinery 0.0%
Vertiv Group Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	0.000%	82,000	77,900
Finance Companies 0.0%
Ellie Mae, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.044%	302,000	302,127
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.792%	275,169	275,628
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.792%	76,349	75,395
Total			351,023
Health Care 0.0%
Avantor Funding, Inc.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.044%	22,914	23,078
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(j),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	328,105	324,824
Property & Casualty 0.0%
HUB International Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.267%	182,687	180,430
Technology 0.1%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.044%	209,342	208,360
Dun & Bradstreet Corp. (The)(b),(o)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.054%	263,000	264,549
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.294%	143,183	142,228
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	181,440	176,364
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	73,135	72,038
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	225,454	225,172
Refinitiv US Holdings, Inc.(a),(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.794%	679,633	683,031
Tempo Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.044%	200,462	201,047

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultimate Software Group, Inc. (The)(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.794%	166,000	166,830
Total			2,139,619
Total Senior Loans (Cost $3,655,583)			3,668,552

U.S. Treasury Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	31,414,767
08/15/2048	3.000%	7,560,000	8,990,494
Total U.S. Treasury Obligations (Cost $37,272,716)			40,405,261
Options Purchased Calls 0.1%
Value ($)
(Cost $1,172,500)	4,000,622

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(p),(q)	237,308,563	237,284,832
Total Money Market Funds (Cost $237,284,832)		237,284,832
Total Investments in Securities (Cost: $5,330,689,047)		5,447,625,738
Other Assets & Liabilities, Net		(753,495,972)
Net Assets		4,694,129,766

At September 30, 2019, securities and/or cash totaling $37,174,364 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
36,077,000 EUR	39,602,127 USD	UBS	10/18/2019	227,857	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,570	12/2019	USD	595,528,125	—	(1,734,315)
U.S. Treasury 2-Year Note	2,643	12/2019	USD	569,566,500	—	(1,347,565)
U.S. Treasury 5-Year Note	5,220	12/2019	USD	621,954,846	—	(3,354,758)
U.S. Ultra Bond 10-Year Note	190	12/2019	USD	27,057,188	—	(309,177)
U.S. Ultra Treasury Bond	729	12/2019	USD	139,899,656	—	(2,422,143)
Total					—	(9,167,958)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(1,543)	12/2019	EUR	(209,307,950)	694,182	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	175,000,000	175,000,000	1.75	12/06/2019	1,172,500	4,000,622

38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(370,000,000)	(370,000,000)	1.65	11/04/2019	(2,627,000)	(4,994,519)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(197,000,000)	(197,000,000)	1.15	11/29/2019	(1,595,700)	(385,588)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(197,000,000)	(197,000,000)	1.15	11/29/2019	(1,674,500)	(385,588)
Total							(5,897,200)	(5,765,695)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	10,500,000	359,383	(5,250)	402,786	—	—	(48,653)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	273,816	(4,000)	340,086	—	—	(70,270)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	17,000,000	581,859	(8,500)	701,595	—	—	(128,236)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	596,700	(6,500)	740,561	—	—	(150,361)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	18,000,000	826,200	(9,000)	1,012,459	—	—	(195,259)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	17,000,000	581,859	(8,500)	977,027	—	—	(403,668)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	581,859	(8,500)	753,108	—	—	(179,749)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	581,859	(8,500)	996,849	—	—	(423,490)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	17,000,000	581,859	(8,500)	1,077,315	—	—	(503,956)
Total							4,965,394	(67,250)	7,001,786	—	—	(2,103,642)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	160,000,000	(134,032)	—	—	—	(134,032)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $2,642,049,771, which represents 56.28% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $22,654,089, which represents 0.48% of total net assets.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a security purchased on a forward commitment basis.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	105,738,835	1,282,697,097	(1,151,127,369)	237,308,563	5,820	—	2,585,559	237,284,832
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 1.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.6%
French Republic Government Bond OAT(c)
05/25/2048	2.000%	EUR	410,000	628,471
Greece 0.0%
Hellenic Republic Government Bond(d)
10/15/2042	0.000%	EUR	12,871,600	55,079
Spain 0.8%
Spain Government Bond(c)
10/31/2027	1.450%	EUR	510,000	620,822
10/31/2029	0.600%	EUR	240,000	273,498
Total				894,320
Total Foreign Government Obligations (Cost $2,033,221)				1,577,870

Inflation-Indexed Bonds(a) 96.4%

Australia 1.2%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	447,667	314,511
09/20/2030	2.500%	AUD	355,447	312,051
08/21/2035	2.000%	AUD	229,154	204,904
08/21/2040	1.250%	AUD	171,622	143,222
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	537,276	436,047
Total				1,410,735
Canada 2.0%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	272,096	222,604
12/01/2026	4.250%	CAD	226,187	220,415
12/01/2031	4.000%	CAD	307,334	336,664
12/01/2036	3.000%	CAD	285,995	314,931
12/01/2041	2.000%	CAD	369,543	380,686
12/01/2044	1.500%	CAD	462,197	450,025
12/01/2047	1.250%	CAD	261,132	249,622
12/01/2050	0.500%	CAD	84,330	68,750
Total				2,243,697
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,690,309	263,629
France 8.3%
France Government Bond OAT(c)
07/25/2023	2.100%	EUR	998,830	1,231,703
03/01/2025	0.100%	EUR	390,184	454,344
07/25/2027	1.850%	EUR	1,094,121	1,503,623
07/25/2029	3.400%	EUR	338,346	543,582
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/25/2030	0.700%	EUR	293,241	387,232
07/25/2032	3.150%	EUR	529,408	918,269
07/25/2047	0.100%	EUR	437,787	604,997
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	1,467,119	1,717,994
07/25/2024	0.250%	EUR	185,661	219,236
03/01/2028	0.100%	EUR	477,825	574,364
07/25/2036	0.100%	EUR	410,888	533,019
07/25/2040	1.800%	EUR	431,793	762,335
Total				9,450,698
Germany 0.5%
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2046	0.100%	EUR	339,334	530,723
Italy 8.3%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2021	2.100%	EUR	316,820	365,728
05/15/2022	0.100%	EUR	321,110	355,623
05/22/2023	0.450%	EUR	171,441	189,769
09/15/2023	2.600%	EUR	1,690,767	2,068,081
09/15/2026	3.100%	EUR	725,458	967,445
05/15/2028	1.300%	EUR	2,895,340	3,463,933
09/15/2032	1.250%	EUR	714,626	860,307
09/15/2035	2.350%	EUR	486,915	692,540
09/15/2041	2.550%	EUR	385,802	574,132
Total				9,537,558
Japan 7.6%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	733,600	6,934
03/10/2024	0.100%	JPY	104,200	988
09/10/2024	0.100%	JPY	43,153,800	410,483
03/10/2025	0.100%	JPY	147,479,500	1,406,254
03/10/2026	0.100%	JPY	105,194,317	1,008,092
03/10/2027	0.100%	JPY	214,866,432	2,069,661
03/10/2028	0.100%	JPY	237,245,931	2,288,817
03/10/2029	0.100%	JPY	150,997,548	1,455,393
Total				8,646,622
New Zealand 2.3%
New Zealand Government Inflation-Linked Bond(c)
09/20/2030	3.000%	NZD	2,265,938	1,842,092
09/20/2035	2.500%	NZD	573,840	473,641
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	295,989	255,848
Total				2,571,581
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 0.9%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	199,998	228,902
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	292,821	367,843
11/30/2033	0.700%	EUR	363,073	470,064
Total				1,066,809
Sweden 0.8%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,699	1,487
06/01/2022	0.250%	SEK	2,685,786	289,344
06/01/2025	1.000%	SEK	3,205,815	385,672
12/01/2028	3.500%	SEK	1,644,705	259,961
Total				936,464
United Kingdom 24.4%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2024	0.125%	GBP	429,916	609,911
03/22/2026	0.125%	GBP	459,626	693,915
11/22/2027	1.250%	GBP	14,918	25,694
11/22/2032	1.250%	GBP	339,989	691,177
03/22/2034	0.750%	GBP	891,326	1,774,254
01/26/2035	2.000%	GBP	623,933	1,443,171
11/22/2036	0.125%	GBP	189,275	370,717
11/22/2037	1.125%	GBP	951,914	2,180,244
03/22/2040	0.625%	GBP	882,446	1,967,366
11/22/2042	0.625%	GBP	619,974	1,464,410
03/22/2044	0.125%	GBP	740,404	1,627,261
03/22/2046	0.125%	GBP	493,001	1,118,824
11/22/2047	0.750%	GBP	604,857	1,599,074
08/10/2048	0.125%	GBP	421,408	996,227
03/22/2050	0.500%	GBP	634,005	1,668,213
03/22/2052	0.250%	GBP	568,114	1,475,287
11/22/2055	1.250%	GBP	575,384	1,996,437
11/22/2056	0.125%	GBP	220,553	605,470
03/22/2058	0.125%	GBP	454,807	1,269,746
03/22/2062	0.375%	GBP	570,825	1,818,557
11/22/2065	0.125%	GBP	303,467	979,604
03/22/2068	0.125%	GBP	470,335	1,616,687
Total				27,992,246
United States 39.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%		2,215,500	2,192,781
07/15/2022	0.125%		2,080,799	2,071,860
01/15/2023	0.125%		859,228	852,051
04/15/2023	0.625%		2,500,310	2,520,001
07/15/2023	0.375%		285,658	287,335
01/15/2025	0.250%		2,031,094	2,036,728
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2025	0.375%	3,175,435	3,217,780
01/15/2026	0.625%	2,688,677	2,756,385
01/15/2026	2.000%	1,234,529	1,370,275
07/15/2026	0.125%	1,451,435	1,447,782
01/15/2027	0.375%	681,263	688,670
01/15/2027	2.375%	1,603,060	1,849,780
07/15/2027	0.375%	1,164,235	1,181,687
01/15/2028	0.500%	1,184,638	1,211,528
01/15/2028	1.750%	685,832	770,234
04/15/2028	3.625%	65,039	83,396
07/15/2028	0.750%	1,659,939	1,742,372
01/15/2029	2.500%	1,320,497	1,594,257
07/15/2029	0.250%	2,868,694	2,893,211
04/15/2032	3.375%	174,902	241,332
02/15/2040	2.125%	923,533	1,224,496
02/15/2041	2.125%	1,159,894	1,550,913
02/15/2042	0.750%	1,310,332	1,379,141
02/15/2043	0.625%	1,249,875	1,275,587
02/15/2044	1.375%	302,742	361,080
02/15/2045	0.750%	1,078,664	1,128,224
02/15/2047	0.875%	552,698	597,173
02/15/2048	1.000%	1,050,855	1,172,794
02/15/2049	1.000%	1,192,944	1,341,171
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2029	0.875%	4,435,930	4,707,099
Total			45,747,123
Total Inflation-Indexed Bonds (Cost $105,155,839)			110,397,885

Options Purchased Calls 0.5%
Value ($)
(Cost $273,443)	631,888

Options Purchased Puts 0.1%

(Cost $325,653)	148,848

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(f),(g)	749,011	748,936
Total Money Market Funds (Cost $748,936)		748,936
Total Investments in Securities (Cost $108,537,092)		113,505,427
Other Assets & Liabilities, Net		1,019,528
Net Assets		$114,524,955

At September 30, 2019, securities and/or cash totaling $753,589 were pledged as collateral.
42	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
185,000 AUD	124,811 USD	Citi	10/03/2019	—	(59)
1,221,244 EUR	1,346,669 USD	Citi	10/03/2019	15,464	—
5,255,962 GBP	6,414,684 USD	Citi	10/03/2019	—	(48,070)
441,282,000 JPY	4,155,666 USD	Citi	10/03/2019	74,143	—
2,467,000 NZD	1,565,201 USD	Citi	10/03/2019	20,327	—
679,236 USD	562,438 GBP	Citi	10/03/2019	12,340	—
2,253,117 USD	241,996,000 JPY	Citi	10/03/2019	—	(14,838)
1,272,183 USD	2,021,000 NZD	Citi	10/03/2019	—	(6,602)
248,989,880 JPY	2,323,008 USD	Citi	11/05/2019	14,568	—
2,021,000 NZD	1,273,095 USD	Citi	11/05/2019	6,499	—
170,000 USD	225,034 CAD	Citi	12/18/2019	81	—
350,000 USD	461,325 CAD	Citi	12/18/2019	—	(1,331)
222,194 USD	200,000 EUR	Citi	12/18/2019	—	(2,873)
1,875,000 AUD	1,267,333 USD	Deutsche Bank	10/03/2019	1,753	—
3,067,616 CAD	2,311,778 USD	Deutsche Bank	10/03/2019	—	(3,705)
1,751,471 DKK	260,764 USD	Deutsche Bank	10/03/2019	5,050	—
20,604,800 EUR	22,873,142 USD	Deutsche Bank	10/03/2019	413,073	—
19,599,879 GBP	23,986,528 USD	Deutsche Bank	10/03/2019	—	(113,572)
489,873,248 JPY	4,616,990 USD	Deutsche Bank	10/03/2019	86,035	—
1,609,130 NZD	1,021,527 USD	Deutsche Bank	10/03/2019	13,865	—
9,109,503 SEK	937,651 USD	Deutsche Bank	10/03/2019	12,203	—
1,268,691 USD	1,875,000 AUD	Deutsche Bank	10/03/2019	—	(3,110)
2,311,691 USD	3,067,616 CAD	Deutsche Bank	10/03/2019	3,792	—
257,756 USD	1,751,471 DKK	Deutsche Bank	10/03/2019	—	(2,042)
22,602,887 USD	20,575,800 EUR	Deutsche Bank	10/03/2019	—	(174,428)
24,279,606 USD	19,599,879 GBP	Deutsche Bank	10/03/2019	—	(179,506)
4,564,327 USD	489,873,248 JPY	Deutsche Bank	10/03/2019	—	(33,372)
1,013,726 USD	1,609,130 NZD	Deutsche Bank	10/03/2019	—	(6,064)
913,343 USD	8,882,503 SEK	Deutsche Bank	10/03/2019	—	(10,958)
1,875,000 AUD	1,270,063 USD	Deutsche Bank	11/05/2019	2,932	—
3,067,616 CAD	2,312,822 USD	Deutsche Bank	11/05/2019	—	(3,922)
1,751,471 DKK	258,446 USD	Deutsche Bank	11/05/2019	2,013	—
20,575,800 EUR	22,658,997 USD	Deutsche Bank	11/05/2019	170,748	—
18,479,879 GBP	22,918,413 USD	Deutsche Bank	11/05/2019	162,887	—
489,873,248 JPY	4,574,411 USD	Deutsche Bank	11/05/2019	32,690	—
1,609,130 NZD	1,014,405 USD	Deutsche Bank	11/05/2019	5,936	—
8,882,503 SEK	915,346 USD	Deutsche Bank	11/05/2019	10,867	—
82,751 USD	75,711 EUR	Deutsche Bank	11/05/2019	—	(3)
100,000 EUR	110,744 USD	Deutsche Bank	12/18/2019	1,084	—
12,978,944 JPY	160,000 CAD	Deutsche Bank	12/18/2019	193	—
170,000 USD	225,526 CAD	Deutsche Bank	12/18/2019	453	—
Total				1,068,996	(604,455)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	6	12/2019	CAD	855,600	3,114	—
Canadian Government 10-Year Bond	12	12/2019	CAD	1,711,200	—	(26,872)
Euro-Bobl	7	12/2019	EUR	949,550	705	—
Euro-Bobl	3	12/2019	EUR	406,950	—	(3,367)
Long Gilt	9	12/2019	GBP	1,208,160	24,521	—
Long Gilt	15	12/2019	GBP	2,013,600	—	(7,553)
U.S. Treasury 2-Year Note	13	12/2019	USD	2,801,500	5,386	—
U.S. Treasury 2-Year Note	67	12/2019	USD	14,438,500	—	(40,513)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	43

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	12	12/2019	USD	1,429,781	8,468	—
U.S. Treasury 5-Year Note	20	12/2019	USD	2,382,969	—	(16,587)
Total					42,194	(94,892)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(20)	12/2019	EUR	(2,916,800)	—	(22,866)
Euro-Bund	(3)	12/2019	EUR	(522,750)	—	(1,135)
Euro-Buxl 30-Year	(3)	12/2019	EUR	(652,500)	19,756	—
Euro-OAT	(2)	12/2019	EUR	(340,620)	—	(1)
Japanese 10-Year Government Bond	(3)	12/2019	JPY	(465,060,000)	5,126	—
U.S. Treasury 10-Year Note	(3)	12/2019	USD	(390,938)	840	—
U.S. Treasury 10-Year Note	(2)	12/2019	USD	(260,625)	—	(1,315)
U.S. Ultra Bond 10-Year Note	(49)	12/2019	USD	(6,977,906)	90,935	—
U.S. Ultra Bond 10-Year Note	(10)	12/2019	USD	(1,424,063)	—	(9,944)
U.S. Ultra Treasury Bond	(2)	12/2019	USD	(383,813)	—	(598)
Total					116,657	(35,859)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	200,000	200,000	1.41	02/18/2020	3,970	2,158
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	605,000	605,000	1.47	02/21/2020	12,608	7,881
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	605,000	605,000	1.63	03/12/2020	11,858	12,831
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	400,000	400,000	1.60	08/13/2021	13,398	13,584
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	11,260
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	1.81	09/16/2021	11,760	15,516
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	43,637
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	42,666
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	12,436
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	12,373
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	12,624
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	45,705
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	10,688
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	4,154,000	4,154,000	2.10	05/13/2020	10,125	24,845
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	11,906
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	3,810,000	3,810,000	1.50	06/01/2020	12,550	18,832
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	3,940,000	3,940,000	1.25	08/10/2020	22,318	14,037
44	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	3,890,000	3,890,000	1.20	09/23/2020	14,540	13,864
30-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	317,000	317,000	1.60	06/11/2020	13,666	13,772
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	970,000	970,000	2.52	02/26/2020	10,670	49,484
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	1,025,000	1,025,000	3.21	10/25/2019	12,454	84,592
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	2,000,000	2,000,000	3.08	11/27/2019	25,525	153,743
90-Day Euro$ Future	UBS	USD	3,451,700	14	99.00	01/10/2020	2,429	2,013
EUR Call/GBP Put	Deutsche Bank	EUR	535,000	535,000	0.95	11/27/2019	6,811	1,441
Total							273,443	631,888

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,000	200,000	1.41	02/18/2020	3,970	5,116
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	605,000	605,000	1.47	02/21/2020	10,861	13,447
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	605,000	605,000	1.63	03/12/2020	10,744	9,077
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	1,180,000	1,180,000	2.35	07/13/2020	4,417	3,467
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	400,000	400,000	1.60	08/13/2021	13,928	13,597
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	16,485
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	1.81	09/16/2021	11,760	9,144
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/02/2022	10,530	7,489
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/08/2022	9,227	7,532
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	4,624
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	4,774
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	9,014
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	9,052
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	2,622
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	2,646
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	2,575
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	12,443
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	3,592
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	1,269
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	45

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	4,154,000	4,154,000	2.10	05/13/2020	10,125	952
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	388
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	495,000	495,000	0.10	12/12/2019	768	447
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	8,521
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	509
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	970,000	970,000	2.52	02/26/2020	10,670	66
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	1,025,000	1,025,000	3.21	10/25/2019	12,454	—
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	2,000,000	2,000,000	3.08	11/27/2019	25,525	—
Total							325,653	148,848

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(300,000)	(300,000)	2.30	11/01/2019	(1,481)	(20,385)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(200,000)	(200,000)	1.41	11/15/2019	(3,020)	(991)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(605,000)	(605,000)	1.47	11/21/2019	(9,609)	(4,349)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(290,000)	(290,000)	1.90	12/10/2019	(2,117)	(9,745)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(605,000)	(605,000)	1.63	12/12/2019	(9,138)	(9,670)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(2,320,000)	(2,320,000)	0.10	2/10/2020	(35,514)	(30,880)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(510,000)	(510,000)	2.19	6/11/2020	(11,194)	(31,401)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(400,000)	(400,000)	1.56	8/13/2020	(9,710)	(9,470)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000)	(500,000)	1.20	8/17/2020	(9,350)	(6,036)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(400,000)	(400,000)	1.42	8/17/2020	(10,400)	(7,373)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000)	(500,000)	1.25	8/19/2020	(8,675)	(6,700)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(240,000)	(240,000)	1.61	9/14/2020	(5,964)	(6,434)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(480,000)	(480,000)	1.76	9/16/2020	(12,072)	(16,585)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(527,000)	(527,000)	2.78	3/08/2021	(16,199)	(59,172)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(34,755)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(247,500)	(247,500)	2.04	7/06/2020	(5,408)	(12,495)
46	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(4,670,000)	(4,670,000)	1.76	6/10/2020	(13,426)	(16,852)
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(390,000)	(390,000)	1.32	8/05/2020	(1,170)	(728)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,340,000)	(2,340,000)	2.46	2/26/2020	(10,314)	(44,464)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(7,870,000)	(7,870,000)	0.75	8/10/2020	(18,318)	(9,568)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,620,000)	(7,620,000)	1.00	6/01/2020	(11,407)	(12,595)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,215,000)	(1,215,000)	3.30	11/07/2019	(5,999)	(40,712)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(9,230,000)	(9,230,000)	2.40	2/24/2020	(28,151)	(164,347)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(1,850,000)	(1,850,000)	2.88	4/14/2020	(13,389)	(51,308)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	4/14/2020	(13,343)	(51,670)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	4/17/2020	(12,649)	(52,458)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(7,780,000)	(7,780,000)	0.70	9/23/2020	(11,540)	(9,785)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(247,500)	(247,500)	0.10	9/12/2022	(3,683)	(4,080)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(250,000)	(250,000)	0.10	9/13/2022	(3,974)	(4,757)
90-Day Euro$ Future	UBS	USD	(3,451,700)	(14)	99.38	1/10/2020	(765)	(613)
Total							(312,833)	(730,378)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000)	(300,000)	2.80	11/01/2019	(1,730)	(1)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(430,000)	(430,000)	2.55	11/08/2019	(4,721)	(10)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,390,000)	(1,390,000)	2.75	11/14/2019	(5,979)	(12)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(200,000)	(200,000)	1.41	11/15/2019	(3,020)	(4,000)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(605,000)	(605,000)	1.47	11/21/2019	(7,871)	(10,101)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(290,000)	(290,000)	2.40	12/10/2019	(2,117)	(52)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(605,000)	(605,000)	1.63	12/12/2019	(8,054)	(6,072)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(510,000)	(510,000)	2.19	06/11/2020	(11,194)	(2,120)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.30	06/15/2020	(5,784)	(1,120)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	47

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(247,500)	(247,500)	2.04	07/06/2020	(5,408)	(1,760)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(270,000)	(270,000)	2.35	07/10/2020	(2,862)	(788)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	1.95	07/13/2020	(4,184)	(3,573)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.30	07/24/2020	(4,826)	(1,377)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(210,000)	(210,000)	2.00	08/03/2020	(3,190)	(1,796)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(190,000)	(190,000)	1.75	08/07/2020	(3,000)	(3,059)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	1.56	08/13/2020	(10,196)	(9,856)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(500,000)	(500,000)	1.60	08/17/2020	(9,350)	(11,346)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	1.42	08/17/2020	(10,400)	(12,855)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(500,000)	(500,000)	1.65	08/19/2020	(8,675)	(10,259)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.61	09/14/2020	(5,964)	(5,556)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(480,000)	(480,000)	1.76	09/16/2020	(12,072)	(8,083)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(527,000)	(527,000)	2.78	03/08/2021	(16,357)	(1,465)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(8,535)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(1,827)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(3,717)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(1,847)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(3,748)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(3,096)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(5,279)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(3,117)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(5,307)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(12,654)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(7,455)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(270,000)	(270,000)	2.35	07/10/2020	(2,687)	(788)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(355)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,615,000)	(4,615,000)	2.33	04/06/2020	(9,853)	(204)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,615,000)	(4,615,000)	2.31	04/06/2020	(9,836)	(220)
48	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,670,000)	(4,670,000)	1.76	06/10/2020	(13,426)	(4,752)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	1.32	08/05/2020	(1,170)	(1,265)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,450,000)	(4,450,000)	2.35	05/17/2021	(8,822)	(1,951)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,070,000)	(6,070,000)	2.15	05/27/2021	(16,996)	(4,580)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,510,000)	(7,510,000)	2.40	06/01/2021	(13,518)	(3,059)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(710,000)	(710,000)	2.55	10/10/2019	(774)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(710,000)	(710,000)	2.55	10/11/2019	(750)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(920,000)	(920,000)	2.80	01/03/2020	(2,100)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,050,000)	(1,050,000)	0.20	01/23/2020	(1,279)	(6)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,340,000)	(2,340,000)	2.46	02/26/2020	(10,314)	(40)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,490,000)	(1,490,000)	3.25	12/29/2020	(5,439)	(56)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,790,000)	(2,790,000)	0.12	04/08/2021	(10,607)	(786)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,400,000)	(1,400,000)	0.16	04/12/2021	(4,785)	(343)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(908,800)	(908,800)	0.11	05/28/2021	(2,588)	(341)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(940,000)	(940,000)	0.05	06/10/2021	(2,420)	(463)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/14/2021	(1,155)	(252)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/18/2021	(987)	(257)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(610,000)	(610,000)	0.08	06/28/2021	(1,793)	(255)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(490,000)	(490,000)	0.00	07/01/2021	(996)	(315)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(500,000)	(500,000)	0.00	07/19/2021	(915)	(341)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(640,000)	(640,000)	0.01	08/09/2021	(896)	(799)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,140,000)	(1,140,000)	0.10	08/09/2021	(1,686)	(1,424)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,060,000)	(2,060,000)	0.10	09/03/2021	(3,502)	(3,915)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,830,000)	(1,830,000)	0.60	12/14/2020	(7,018)	(49)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(850,000)	(850,000)	0.55	12/21/2020	(3,083)	(29)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,810,000)	(1,810,000)	0.10	03/29/2021	(6,703)	(526)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,400,000)	(1,400,000)	0.10	04/12/2021	(4,670)	(432)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,380,000)	(1,380,000)	0.15	04/19/2021	(5,021)	(365)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(410,000)	(410,000)	0.00	06/14/2021	(1,134)	(246)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	49

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(500,000)	(500,000)	0.00	06/21/2021	(1,218)	(308)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(460,000)	(460,000)	0.00	06/25/2021	(1,082)	(289)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(480,000)	(480,000)	(0.05)	07/02/2021	(1,002)	(372)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,215,000)	(1,215,000)	3.30	11/07/2019	(5,999)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(12,100,000)	(12,100,000)	3.40	02/24/2020	(45,980)	(1)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.88	04/14/2020	(13,389)	(1)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.89	04/14/2020	(13,343)	(1)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/17/2020	(12,649)	(1)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,000,000)	(1,000,000)	3.15	05/05/2020	(5,500)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,340,000)	(1,340,000)	3.35	05/29/2020	(4,874)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(950,000)	(950,000)	2.90	05/29/2020	(6,982)	(4)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,330,000)	(1,330,000)	3.45	06/08/2020	(5,553)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(850,000)	(850,000)	3.50	06/15/2020	(3,124)	—
30-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.85	06/11/2020	(4,548)	(763)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(247,500)	(247,500)	0.12	09/12/2022	(3,683)	(3,584)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(250,000)	(250,000)	0.10	09/13/2022	(3,974)	(3,135)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(700,000)	(700,000)	0.00	07/27/2020	(2,262)	(800)
Total							(558,641)	(189,516)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.775%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/19/2020	USD	585,000	1,653	—	—	1,653	—
Fixed rate of 1.528%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/22/2020	USD	1,120,000	(2,190)	—	—	—	(2,190)
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/27/2021	USD	2,120,000	(161)	—	—	—	(161)
50	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/30/2021	USD	2,120,000	(200)	—	—	—	(200)
3-Month USD LIBOR	Fixed rate of 2.277%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/27/2021	USD	2,000,000	(14,641)	—	—	—	(14,641)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.854%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/10/2021	USD	2,880,000	(8,461)	—	—	—	(8,461)
Fixed rate of 1.830%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/07/2021	USD	125,324	848	—	—	848	—
3-Month USD LIBOR	Fixed rate of 1.754%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/09/2021	USD	60,000	(151)	—	—	—	(151)
3-Month USD LIBOR	Fixed rate of 1.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2021	USD	4,410,000	(12,003)	—	—	—	(12,003)
Fixed rate of 1.620%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2021	USD	221,000	272	—	—	272	—
Fixed rate of 1.507%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/23/2021	USD	1,190,000	202	—	—	202	—
Fixed rate of 2.082%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	1,180,000	7,565	—	—	7,565	—
Fixed rate of 2.014%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	1,185,000	5,995	—	—	5,995	—
3-Month USD LIBOR	Fixed rate of 1.702%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/07/2021	USD	595,000	(1,299)	—	—	—	(1,299)
3-Month USD LIBOR	Fixed rate of 1.716%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/07/2021	USD	595,000	(1,383)	—	—	—	(1,383)
3-Month USD LIBOR	Fixed rate of 1.930%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/11/2021	USD	145,000	(529)	—	—	—	(529)
3-Month USD LIBOR	Fixed rate of 1.938%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/11/2021	USD	145,000	(552)	—	—	—	(552)
Fixed rate of 1.718%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/14/2021	USD	3,530,000	8,294	—	—	8,294	—
Fixed rate of 1.680%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/04/2021	USD	440,000	917	—	—	917	—
Fixed rate of 1.528%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/04/2021	USD	740,000	446	—	—	446	—
3-Month USD LIBOR	Fixed rate of 1.752%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/04/2021	USD	2,380,000	(6,716)	—	—	—	(6,716)
Fixed rate of 1.580%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/07/2021	USD	270,000	(649)	—	—	—	(649)
Fixed rate of 1.326%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/07/2021	USD	590,000	(803)	—	—	—	(803)
Fixed rate of 1.613%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/07/2021	USD	590,000	(1,034)	—	—	—	(1,034)
Fixed rate of 1.533%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/09/2021	USD	150,000	(485)	—	—	—	(485)
Fixed rate of 1.530%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/09/2021	USD	150,000	(495)	—	—	—	(495)
Fixed rate of 2.209%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2021	USD	460,000	4,739	—	—	4,739	—
Fixed rate of 2.206%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2021	USD	460,000	4,712	—	—	4,712	—
Fixed rate of 0.718%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/16/2021	GBP	3,175,000	3,913	—	—	3,913	—
Fixed rate of 1.295%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/18/2021	USD	600,000	(965)	—	—	—	(965)
Fixed rate of 2.164%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2021	USD	460,000	4,396	—	—	4,396	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	51

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.169%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2021	USD	380,000	3,669	—	—	3,669	—
Fixed rate of 1.205%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/02/2021	USD	300,000	(726)	—	—	—	(726)
Fixed rate of 1.228%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/02/2021	USD	600,000	(1,318)	—	—	—	(1,318)
Fixed rate of 1.221%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/02/2021	USD	600,000	(1,362)	—	—	—	(1,362)
3-Month USD LIBOR	Fixed rate of 2.150%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/05/2021	USD	910,000	(7,863)	—	—	—	(7,863)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/06/2021	USD	240,000	(945)	—	—	—	(945)
Fixed rate of 1.175%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2021	USD	540,000	(1,455)	—	—	—	(1,455)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.100%	Receives Annually, Pays Annually	Goldman Sachs	09/15/2021	USD	4,300,000	14,315	—	—	14,315	—
3-Month USD LIBOR	Fixed rate of 1.716%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/19/2021	USD	1,170,000	(1,360)	—	—	—	(1,360)
3-Month USD LIBOR	Fixed rate of 1.715%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/20/2021	USD	290,000	(338)	—	—	—	(338)
3-Month USD LIBOR	Fixed rate of 1.615%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/24/2021	USD	520,000	340	—	—	340	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/25/2021	USD	1,300,000	(8,372)	—	—	—	(8,372)
Fixed rate of 1.359%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/28/2021	USD	590,000	(480)	—	—	—	(480)
3-Month USD LIBOR	Fixed rate of 1.670%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/30/2021	USD	580,000	(371)	—	—	—	(371)
Fixed rate of 2.318%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/25/2021	USD	1,560,000	21,915	—	—	21,915	—
Fixed rate of 2.314%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/04/2021	USD	270,000	3,811	—	—	3,811	—
Fixed rate of 2.258%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	250,000	3,293	—	—	3,293	—
Fixed rate of 2.300%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	185,000	2,589	—	—	2,589	—
Fixed rate of 2.293%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	185,000	2,564	—	—	2,564	—
Fixed rate of 2.285%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/12/2021	USD	185,000	2,535	—	—	2,535	—
Fixed rate of 2.173%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/18/2021	USD	340,000	3,951	—	—	3,951	—
Fixed rate of 2.120%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/26/2021	USD	370,000	3,959	—	—	3,959	—
Fixed rate of 2.087%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/26/2021	USD	185,000	1,862	—	—	1,862	—
Fixed rate of 2.086%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/26/2021	USD	185,000	1,858	—	—	1,858	—
Fixed rate of 1.961%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/03/2021	USD	700,000	5,388	—	—	5,388	—
Fixed rate of 2.001%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/03/2021	USD	360,000	3,049	—	—	3,049	—
Fixed rate of 1.585%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/24/2021	USD	190,000	129	—	—	129	—
Fixed rate of 1.632%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/07/2022	USD	300,000	567	—	—	567	—
52	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.526%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2022	USD	6,090,000	124,968	—	—	124,968	—
Fixed rate of 1.405%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2022	USD	200,000	(397)	—	—	—	(397)
Fixed rate of 2.460%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/10/2022	USD	280,000	5,331	—	—	5,331	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.978%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/21/2022	USD	1,905,000	(16,648)	—	—	—	(16,648)
Fixed rate of 2.434%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/23/2022	USD	375,000	7,004	—	—	7,004	—
Fixed rate of 2.431%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/23/2022	USD	375,000	6,982	—	—	6,982	—
Fixed rate of 2.230%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/24/2022	USD	570,000	8,381	—	—	8,381	—
Fixed rate of 2.247%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/24/2022	USD	360,000	5,416	—	—	5,416	—
Fixed rate of 2.063%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/27/2022	USD	100,000	1,150	—	—	1,150	—
Fixed rate of 2.033%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	1,890,000	20,661	—	—	20,661	—
Fixed rate of 2.155%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	340,000	4,522	—	—	4,522	—
Fixed rate of 2.187%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	310,000	4,323	—	—	4,323	—
Fixed rate of 2.056%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	280,000	3,186	—	—	3,186	—
Fixed rate of 2.244%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/06/2022	USD	320,000	4,834	—	—	4,834	—
Fixed rate of 2.210%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/15/2022	USD	370,000	5,407	—	—	5,407	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.978%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/02/2022	USD	790,000	(7,751)	—	—	—	(7,751)
3-Month USD LIBOR	Fixed rate of 2.307%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/07/2022	USD	200,000	(3,337)	—	—	—	(3,337)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2022	USD	2,330,000	(10,934)	—	—	—	(10,934)
Fixed rate of 1.744%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2022	USD	750,000	4,431	—	—	4,431	—
Fixed rate of 1.713%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/13/2022	USD	3,750,000	11,823	—	—	11,823	—
3-Month USD LIBOR	Fixed rate of 1.741%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/14/2022	USD	1,780,000	(10,764)	—	—	—	(10,764)
Fixed rate of 1.388%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/28/2022	USD	1,000,000	(525)	—	—	—	(525)
Fixed rate of 2.834%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/17/2022	USD	244,200	6,775	—	—	6,775	—
3-Month USD LIBOR	Fixed rate of 2.540%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/05/2023	USD	685,000	(15,186)	—	—	—	(15,186)
3-Month USD LIBOR	Fixed rate of 2.430%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/15/2023	USD	1,290,000	(25,802)	—	—	—	(25,802)
6-Month EURIBOR	Fixed rate of 0.098%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/12/2023	EUR	1,310,000	(15,834)	—	—	—	(15,834)
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,810,000	(13,329)	—	—	—	(13,329)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	53

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.300%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/25/2023	EUR	1,340,000	(3,883)	—	—	—	(3,883)
Fixed rate of -0.454%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/11/2023	EUR	160,000	(100)	—	—	—	(100)
Fixed rate of -0.577%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/17/2023	EUR	160,000	(541)	—	—	—	(541)
Fixed rate of -0.433%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/14/2023	EUR	130,000	(37)	—	—	—	(37)
Fixed rate of -0.450%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/28/2023	EUR	280,000	(201)	—	—	—	(201)
UK Retail Price Index All Items Monthly	Fixed rate of 3.450%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2023	GBP	705,000	5,118	—	—	5,118	—
Fixed rate of 2.164%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/30/2023	USD	1,295,000	35,053	—	—	35,053	—
3-Month USD LIBOR	Fixed rate of 3.045%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/29/2023	USD	1,269,635	(89,141)	—	—	—	(89,141)
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2024	GBP	640,000	16,809	—	—	16,809	—
Fixed rate of 1.110%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2024	EUR	900,000	13,669	—	—	13,669	—
Fixed rate of 2.179%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/29/2024	USD	800,000	23,167	—	—	23,167	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.012%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/23/2024	USD	565,000	(9,388)	—	—	—	(9,388)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.014%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/24/2024	USD	565,000	(9,461)	—	—	—	(9,461)
Fixed rate of 3.640%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2024	GBP	1,590,000	(20,488)	—	—	—	(20,488)
3-Month USD LIBOR	Fixed rate of 1.790%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2024	USD	240,000	(4,068)	—	—	—	(4,068)
Fixed rate of 1.795%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/12/2024	USD	240,000	2,837	—	—	2,837	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.852%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/01/2024	USD	2,210,000	(26,916)	—	—	—	(26,916)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.706%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/12/2024	USD	1,000,000	(4,438)	—	—	—	(4,438)
UK Retail Price Index All Items Monthly	Fixed rate of 3.813%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2024	GBP	825,000	132	—	—	132	—
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 0.908%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2024	EUR	1,285,000	(6,470)	—	—	—	(6,470)
3-Month USD LIBOR	Fixed rate of 1.534%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/12/2024	USD	120,000	(92)	—	—	—	(92)
3-Month USD LIBOR	Fixed rate of 1.513%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/13/2024	USD	120,000	30	—	—	30	—
54	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.519%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/13/2024	USD	90,000	(6)	—	—	—	(6)
Fixed rate of 3.846%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2024	GBP	795,000	515	—	—	515	—
3-Month USD LIBOR	Fixed rate of 1.598%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/17/2024	USD	170,000	(662)	—	—	—	(662)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/17/2024	USD	240,000	(1,862)	—	—	—	(1,862)
3-Month USD LIBOR	Fixed rate of 1.640%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/18/2024	USD	550,000	(3,257)	—	—	—	(3,257)
Fixed rate of 1.600%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/19/2024	USD	950,000	3,732	—	—	3,732	—
Fixed rate of 1.591%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/20/2024	USD	240,000	848	—	—	848	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/24/2024	USD	180,000	772	—	—	772	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/25/2024	USD	120,000	79	—	—	79	—
Fixed rate of 2.550%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/31/2024	USD	800,000	40,719	—	—	40,719	—
3-Month USD LIBOR	Fixed rate of 1.875%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/16/2024	USD	310,000	(5,847)	—	—	—	(5,847)
3-Month USD LIBOR	Fixed rate of 2.572%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2025	USD	1,720,000	(93,185)	—	—	—	(93,185)
3-Month USD LIBOR	Fixed rate of 2.622%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2025	USD	120,000	(6,695)	—	—	—	(6,695)
3-Month USD LIBOR	Fixed rate of 2.161%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/31/2025	USD	80,000	(2,709)	—	—	—	(2,709)
3-Month USD LIBOR	Fixed rate of 1.606%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/31/2026	USD	530,000	(3,902)	—	—	—	(3,902)
UK Retail Price Index All Items Monthly	Fixed rate of 3.455%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2027	GBP	1,215,000	35,687	—	—	35,687	—
Fixed rate of 3.405%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	GBP	775,000	(29,558)	—	—	—	(29,558)
Fixed rate of 3.385%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2028	GBP	770,000	(35,840)	—	—	—	(35,840)
Fixed rate of 3.505%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2028	GBP	705,000	(15,487)	—	—	—	(15,487)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.249%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/30/2028	USD	1,295,000	(68,966)	—	—	—	(68,966)
UK Retail Price Index All Items Monthly	Fixed rate of 3.481%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	GBP	525,000	16,701	—	—	16,701	—
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.296%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	EUR	465,000	(18,685)	—	—	—	(18,685)
Fixed rate of 2.155%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/05/2029	USD	880,000	34,485	—	—	34,485	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	55

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.528%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	35,000	(1,206)	—	—	—	(1,206)
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	640,000	(25,938)	—	—	—	(25,938)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.329%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	725,000	(30,378)	—	—	—	(30,378)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.290%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	900,000	(33,203)	—	—	—	(33,203)
3-Month NZD LIBOR	Fixed rate of 2.588%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	120,060	(9,678)	—	—	—	(9,678)
3-Month NZD LIBOR	Fixed rate of 2.576%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	224,940	(17,977)	—	—	—	(17,977)
3-Month NZD LIBOR	Fixed rate of 2.545%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	610,000	(47,668)	—	—	—	(47,668)
3-Month NZD LIBOR	Fixed rate of 2.800%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	2,760,160	(254,898)	—	—	—	(254,898)
Fixed rate of 2.037%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/01/2029	USD	585,000	14,848	—	—	14,848	—
Fixed rate of 1.163%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2029	EUR	475,000	7,509	—	—	7,509	—
3-Month USD LIBOR	Fixed rate of 1.595%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/15/2029	USD	420,000	(1,661)	—	—	—	(1,661)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.961%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/30/2029	USD	580,000	(11,179)	—	—	—	(11,179)
Fixed rate of 3.650%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2029	GBP	350,000	(4,174)	—	—	—	(4,174)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.862%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/21/2029	USD	575,000	(5,948)	—	—	—	(5,948)
Fixed rate of 1.916%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/05/2029	USD	54,000	1,640	—	—	1,640	—
Fixed rate of 3.700%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	365,000	(1,376)	—	—	—	(1,376)
Fixed rate of 1.967%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/30/2029	USD	180,000	6,393	—	—	6,393	—
Fixed rate of 1.980%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/05/2029	USD	260,000	9,525	—	—	9,525	—
Fixed rate of 1.780%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/06/2029	USD	160,000	2,893	—	—	2,893	—
Fixed rate of 1.648%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/08/2029	USD	160,000	940	—	—	940	—
3-Month USD LIBOR	Fixed rate of 1.545%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/09/2029	USD	70,000	260	—	—	260	—
Fixed rate of 1.530%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/09/2029	USD	32,500	(169)	—	—	—	(169)
56	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.524%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/09/2029	USD	65,000	(375)	—	—	—	(375)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.838%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/14/2029	USD	280,000	(2,127)	—	—	—	(2,127)
Fixed rate of 1.273%	3-Month NZD-LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2029	NZD	1,965,000	8,378	—	—	8,378	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.662%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	355,000	4,258	—	—	4,258	—
Fixed rate of 3.770%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	705,000	3,999	—	—	3,999	—
Fixed rate of 1.085%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	225,000	2,426	—	—	2,426	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.734%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	350,000	68	—	—	68	—
Fixed rate of 1.008%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	220,000	(274)	—	—	—	(274)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.058%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	395,000	(2,933)	—	—	—	(2,933)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.053%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	455,000	(3,097)	—	—	—	(3,097)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.093%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	660,000	(7,768)	—	—	—	(7,768)
Fixed rate of 1.427%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2029	USD	130,000	(1,896)	—	—	—	(1,896)
Fixed rate of 1.409%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2029	USD	130,000	(2,115)	—	—	—	(2,115)
Fixed rate of 1.750%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/22/2029	USD	555,000	(997)	—	—	—	(997)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/28/2029	USD	40,000	84	—	—	84	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/28/2029	USD	80,000	(1,198)	—	—	—	(1,198)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/28/2029	USD	170,000	(2,593)	—	—	—	(2,593)
3-Month USD LIBOR	Fixed rate of 1.627%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/13/2029	USD	60,000	(261)	—	—	—	(261)
3-Month USD LIBOR	Fixed rate of 1.639%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/13/2029	USD	60,000	(326)	—	—	—	(326)
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	1,802	—	—	1,802	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	57

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.754%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	345,000	(657)	—	—	—	(657)
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	690,000	(860)	—	—	—	(860)
3-Month USD LIBOR	Fixed rate of 1.685%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/19/2029	USD	250,000	(2,419)	—	—	—	(2,419)
3-Month USD LIBOR	Fixed rate of 1.672%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/20/2029	USD	60,000	(509)	—	—	—	(509)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/26/2029	USD	80,000	(412)	—	—	—	(412)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/27/2029	USD	60,000	(178)	—	—	—	(178)
3-Month USD LIBOR	Fixed rate of 2.357%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2030	USD	410,000	(30,202)	—	—	—	(30,202)
3-Month USD LIBOR	Fixed rate of 2.554%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/06/2030	USD	80,000	(7,342)	—	—	—	(7,342)
Fixed rate of 2.447%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/18/2031	USD	80,000	6,240	—	—	6,240	—
Fixed rate of 2.102%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/22/2031	USD	40,000	1,842	—	—	1,842	—
Fixed rate of 3.548%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2032	GBP	1,215,000	(9,449)	—	—	—	(9,449)
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(1,055)	—	—	—	(1,055)
3-Month USD LIBOR	Fixed rate of 1.645%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/22/2034	USD	120,000	920	—	—	920	—
6-Month JPY BBA LIBOR	Fixed rate of 0.295%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/17/2039	JPY	2,550,000	(518)	—	—	—	(518)
6-Month JPY BBA LIBOR	Fixed rate of 0.167%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/08/2039	JPY	1,860,000	78	—	—	78	—
Fixed rate of 3.600%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2042	GBP	730,000	97,063	—	—	97,063	—
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(1,226)	—	—	—	(1,226)
6-Month JPY BBA LIBOR	Fixed rate of 0.201%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/28/2044	JPY	930,000	268	—	—	268	—
Fixed rate of 1.704%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/15/2045	USD	170,000	(335)	—	—	—	(335)
UK Retail Price Index All Items Monthly	Fixed rate of 3.550%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2047	GBP	730,000	(181,729)	—	—	—	(181,729)
Fixed rate of 3.440%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2048	GBP	170,000	28,011	—	—	28,011	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.433%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2048	GBP	20,000	(3,169)	—	—	—	(3,169)
3-Month USD LIBOR	Fixed rate of 2.898%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2049	USD	130,000	(36,456)	—	—	—	(36,456)
Fixed rate of 1.390%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2049	EUR	110,000	2,517	—	—	2,517	—
58	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2049	GBP	75,000	(11,775)	—	—	—	(11,775)
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	(2,476)	—	—	—	(2,476)
3-Month USD LIBOR	Fixed rate of 1.894%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/08/2049	USD	60,000	(2,442)	—	—	—	(2,442)
Fixed rate of 1.395%	Eurostat Eurozone HICP ex Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2049	EUR	115,000	2,978	—	—	2,978	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2049	USD	55,000	(11)	—	—	—	(11)
UK Retail Price Index All Items Monthly	Fixed rate of 3.400%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2049	GBP	70,000	(9,878)	—	—	—	(9,878)
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2049	GBP	310,000	(33,295)	—	—	—	(33,295)
3-Month USD LIBOR	Fixed rate of 1.634%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	60,000	1,329	—	—	1,329	—
3-Month USD LIBOR	Fixed rate of 1.637%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	20,000	430	—	—	430	—
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	224	—	—	224	—
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	296	—	—	296	—
3-Month USD LIBOR	Fixed rate of 1.559%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/19/2049	USD	50,000	2,013	—	—	2,013	—
3-Month USD LIBOR	Fixed rate of 1.587%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/19/2049	USD	50,000	1,679	—	—	1,679	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.786%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/22/2049	USD	175,000	1,447	—	—	1,447	—
3-Month USD LIBOR	Fixed rate of 1.540%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/30/2049	USD	20,000	895	—	—	895	—
Fixed rate of 3.255%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2049	GBP	145,000	3,042	—	—	3,042	—
Fixed rate of 3.260%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2049	GBP	70,000	1,754	—	—	1,754	—
Fixed rate of 3.257%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2049	GBP	70,000	1,583	—	—	1,583	—
Fixed rate of 1.863%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/07/2049	USD	40,000	1,372	—	—	1,372	—
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/12/2049	USD	80,000	966	—	—	966	—
3-Month USD LIBOR	Fixed rate of 2.350%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2050	USD	150,000	(22,741)	—	—	—	(22,741)
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Royal Bank of Scotland	09/15/2029	GBP	345,000	(430)	—	—	—	(430)
Total							(693,413)	—	—	797,263	(1,490,676)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	59

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2019 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	1.830%
3-Month NZD LIBOR	London Interbank Offered Rate	1.150%
3-Month USD LIBOR	London Interbank Offered Rate	2.085%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.386%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.827%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.051%)
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.200%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.711%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	1.700%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $53,598,391, which represents 46.80% of total net assets.
(d)	Zero coupon bond.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	412,806	26,325,526	(25,989,321)	749,011	(35)	—	13,309	748,936
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
60	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 3.7%
Entertainment 1.6%
Cinemark Holdings, Inc.	252,325	9,749,838
Media 2.1%
CBS Corp., Class B Non Voting	167,825	6,775,095
Interpublic Group of Companies, Inc. (The)	286,100	6,168,316
Total		12,943,411
Total Communication Services		22,693,249
Consumer Discretionary 9.5%
Auto Components 1.5%
BorgWarner, Inc.	247,775	9,088,387
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	78,150	9,238,893
Yum! Brands, Inc.	45,500	5,161,065
Total		14,399,958
Leisure Products 1.2%
Hasbro, Inc.	64,350	7,637,702
Specialty Retail 2.6%
AutoNation, Inc.(a)	138,225	7,008,007
Tiffany & Co.	96,200	8,911,006
Total		15,919,013
Textiles, Apparel & Luxury Goods 1.9%
Carter’s, Inc.	130,075	11,864,141
Total Consumer Discretionary		58,909,201
Consumer Staples 9.2%
Food & Staples Retailing 3.4%
Kroger Co. (The)	446,575	11,512,703
Sysco Corp.	121,700	9,662,980
Total		21,175,683
Food Products 3.2%
Archer-Daniels-Midland Co.	355,125	14,584,984
Hormel Foods Corp.	123,400	5,396,282
Total		19,981,266
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.6%
Clorox Co. (The)	41,600	6,317,792
Kimberly-Clark Corp.	70,275	9,982,564
Total		16,300,356
Total Consumer Staples		57,457,305
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Cimarex Energy Co.	174,900	8,384,706
Devon Energy Corp.	325,500	7,831,530
Parsley Energy, Inc., Class A	367,600	6,175,680
Total		22,391,916
Total Energy		22,391,916
Financials 19.7%
Banks 4.2%
Prosperity Bancshares, Inc.	147,500	10,417,925
SunTrust Banks, Inc.	116,825	8,037,560
Zions Bancorp	167,800	7,470,456
Total		25,925,941
Capital Markets 1.5%
E*TRADE Financial Corp.	210,950	9,216,405
Insurance 14.0%
Aflac, Inc.	121,250	6,343,800
Alleghany Corp.(a)	19,020	15,173,395
Allstate Corp. (The)	104,175	11,321,739
American Financial Group, Inc.	96,500	10,407,525
Arthur J Gallagher & Co.	56,850	5,092,054
Everest Re Group Ltd.	15,300	4,071,177
Fidelity National Financial, Inc.	174,050	7,729,560
Markel Corp.(a)	3,675	4,343,483
Old Republic International Corp.	173,500	4,089,395
Travelers Companies, Inc. (The)	71,775	10,672,225
WR Berkley Corp.	110,337	7,969,642
Total		87,213,995
Total Financials		122,356,341
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019	61

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 4.0%
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	108,350	8,920,456
Quest Diagnostics, Inc.	149,476	15,998,416
Total		24,918,872
Total Health Care		24,918,872
Industrials 15.2%
Aerospace & Defense 1.8%
Textron, Inc.	223,100	10,922,976
Airlines 1.6%
Alaska Air Group, Inc.	156,700	10,171,397
Building Products 1.4%
Owens Corning	138,065	8,725,708
Commercial Services & Supplies 1.0%
Republic Services, Inc.	70,910	6,137,260
Construction & Engineering 1.4%
Quanta Services, Inc.	222,800	8,421,840
Electrical Equipment 0.9%
Hubbell, Inc.	41,440	5,445,216
Machinery 4.2%
AGCO Corp.	119,925	9,078,322
Ingersoll-Rand PLC	32,300	3,979,683
Parker-Hannifin Corp.	55,970	10,108,742
Xylem, Inc.	39,530	3,147,379
Total		26,314,126
Professional Services 1.2%
ManpowerGroup, Inc.	89,300	7,522,632
Road & Rail 1.7%
Landstar System, Inc.	95,100	10,706,358
Total Industrials		94,367,513
Information Technology 13.8%
Communications Equipment 1.2%
Motorola Solutions, Inc.	44,550	7,591,766
Electronic Equipment, Instruments & Components 2.6%
Coherent, Inc.(a)	49,125	7,551,495
Flex Ltd.(a)	802,400	8,397,116
Total		15,948,611
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.8%
DXC Technology Co.	149,800	4,419,100
Fidelity National Information Services, Inc.	44,585	5,919,105
Leidos Holdings, Inc.	113,800	9,773,144
MAXIMUS, Inc.	127,800	9,873,828
Total		29,985,177
Semiconductors & Semiconductor Equipment 1.9%
KLA Corp.	47,800	7,621,710
Skyworks Solutions, Inc.	55,900	4,430,075
Total		12,051,785
Software 2.2%
Nuance Communications, Inc.(a)	634,200	10,343,802
Synopsys, Inc.(a)	22,290	3,059,302
Total		13,403,104
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	449,400	6,817,398
Total Information Technology		85,797,841
Materials 8.0%
Chemicals 3.2%
Eastman Chemical Co.	172,850	12,761,516
Westlake Chemical Corp.	106,600	6,984,432
Total		19,745,948
Containers & Packaging 2.8%
AptarGroup, Inc.	32,250	3,820,012
Avery Dennison Corp.	76,075	8,639,838
Packaging Corp. of America	48,800	5,177,680
Total		17,637,530
Metals & Mining 2.0%
Reliance Steel & Aluminum Co.	122,097	12,168,187
Total Materials		49,551,665

62	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 7.1%
Healthcare Trust of America, Inc., Class A	341,675	10,038,412
Highwoods Properties, Inc.	200,900	9,028,446
Lamar Advertising Co., Class A	132,900	10,888,497
National Retail Properties, Inc.	111,225	6,273,090
Public Storage	33,000	8,093,910
Total		44,322,355
Total Real Estate		44,322,355
Utilities 3.9%
Electric Utilities 2.7%
Alliant Energy Corp.	157,500	8,493,975
Xcel Energy, Inc.	129,032	8,372,886
Total		16,866,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.2%
DTE Energy Co.	55,005	7,313,465
Total Utilities		24,180,326
Total Common Stocks (Cost $547,173,489)		606,946,584

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	16,007,483	16,005,882
Total Money Market Funds (Cost $16,005,882)		16,005,882
Total Investments in Securities (Cost: $563,179,371)		622,952,466
Other Assets & Liabilities, Net		(1,841,706)
Net Assets		621,110,760

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	17,504,579	62,099,905	(63,597,001)	16,007,483	(116)	—	318,486	16,005,882
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019	63

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 8.2%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	351,277	13,292,322
Entertainment 1.7%
Activision Blizzard, Inc.	95,300	5,043,276
Electronic Arts, Inc.(a)	41,600	4,069,312
Madison Square Garden Co. (The), Class A(a)	11,630	3,064,738
Netflix, Inc.(a)	7,100	1,900,102
Take-Two Interactive Software, Inc.(a)	32,030	4,014,640
Walt Disney Co. (The)	130,331	16,984,736
Total		35,076,804
Interactive Media & Services 5.2%
Alphabet, Inc., Class C(a)	74,555	90,882,545
Facebook, Inc., Class A(a)	113,769	20,259,983
Total		111,142,528
Media 0.7%
Cable One, Inc.	5,200	6,524,440
Charter Communications, Inc., Class A(a)	19,200	7,912,704
Total		14,437,144
Total Communication Services		173,948,798
Consumer Discretionary 11.8%
Auto Components 0.5%
Magna International, Inc.	212,700	11,343,291
Automobiles 0.8%
Ford Motor Co.	1,113,900	10,203,324
General Motors Co.	187,277	7,019,142
Total		17,222,466
Diversified Consumer Services 0.0%
frontdoor, Inc.(a)	10,140	492,500
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc.(a)	5,100	4,286,397
Darden Restaurants, Inc.	23,710	2,802,996
Domino’s Pizza, Inc.	22,500	5,503,275
Hilton Worldwide Holdings, Inc.	84,467	7,864,722
McDonald’s Corp.	79,879	17,150,820
MGM Resorts International	422,149	11,701,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	219,388	19,398,287
Yum! Brands, Inc.	207,381	23,523,227
Total		92,231,694
Household Durables 0.2%
NVR, Inc.(a)	1,000	3,717,350
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	48,314	83,868,756
Multiline Retail 0.6%
Dollar General Corp.	82,718	13,147,199
Specialty Retail 0.6%
Advance Auto Parts, Inc.	12,700	2,100,580
AutoZone, Inc.(a)	5,400	5,856,948
Best Buy Co., Inc.	50,900	3,511,591
Total		11,469,119
Textiles, Apparel & Luxury Goods 0.8%
Nike, Inc., Class B	178,608	16,774,863
Total Consumer Discretionary		250,267,238
Consumer Staples 5.3%
Beverages 2.2%
Coca-Cola Co. (The)	455,800	24,813,752
PepsiCo, Inc.	160,501	22,004,687
Total		46,818,439
Food & Staples Retailing 0.8%
Kroger Co. (The)	149,600	3,856,688
Sysco Corp.	94,500	7,503,300
U.S. Foods Holding Corp.(a)	70,900	2,913,990
Walgreens Boots Alliance, Inc.	37,863	2,094,203
Total		16,368,181
Food Products 1.2%
Archer-Daniels-Midland Co.	128,314	5,269,856
Mondelez International, Inc., Class A	358,362	19,824,586
Total		25,094,442
64	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Colgate-Palmolive Co.	21,400	1,573,114
Kimberly-Clark Corp.	71,247	10,120,636
Total		11,693,750
Tobacco 0.6%
Philip Morris International, Inc.	180,731	13,722,905
Total Consumer Staples		113,697,717
Energy 3.6%
Energy Equipment & Services 0.3%
Halliburton Co.	339,800	6,405,230
Oil, Gas & Consumable Fuels 3.3%
Cabot Oil & Gas Corp.	190,000	3,338,300
Chevron Corp.	46,720	5,540,992
Concho Resources, Inc.	99,612	6,763,655
ConocoPhillips Co.	179,800	10,245,004
Devon Energy Corp.	89,600	2,155,776
EOG Resources, Inc.	195,747	14,528,342
HollyFrontier Corp.	35,500	1,904,220
Phillips 66	120,683	12,357,939
Pioneer Natural Resources Co.	44,500	5,596,765
Valero Energy Corp.	91,613	7,809,092
Total		70,240,085
Total Energy		76,645,315
Financials 14.8%
Banks 4.3%
Citigroup, Inc.	129,200	8,925,136
Cullen/Frost Bankers, Inc.	16,786	1,486,400
JPMorgan Chase & Co.	178,228	20,975,654
KeyCorp	616,330	10,995,327
M&T Bank Corp.	43,000	6,792,710
PNC Financial Services Group, Inc. (The)	125,476	17,586,716
Popular, Inc.	38,674	2,091,490
SVB Financial Group(a)	9,560	1,997,562
U.S. Bancorp	90,700	5,019,338
Wells Fargo & Co.	316,600	15,969,304
Total		91,839,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	188,000	8,499,480
Intercontinental Exchange, Inc.	273,839	25,267,125
LPL Financial Holdings, Inc.	8,500	696,150
Morgan Stanley	368,863	15,739,384
Northern Trust Corp.	96,500	9,005,380
Raymond James Financial, Inc.	38,000	3,133,480
Total		62,340,999
Consumer Finance 1.6%
Ally Financial, Inc.	53,295	1,767,262
American Express Co.	102,200	12,088,216
Capital One Financial Corp.	78,000	7,096,440
Discover Financial Services	101,893	8,262,503
Synchrony Financial	127,900	4,360,111
Total		33,574,532
Diversified Financial Services 0.1%
Voya Financial, Inc.	47,600	2,591,344
Insurance 5.8%
Allstate Corp. (The)	105,439	11,459,110
American International Group, Inc.	546,576	30,444,283
Brighthouse Financial, Inc.(a)	16,993	687,707
Chubb Ltd.	55,540	8,966,378
Everest Re Group Ltd.	17,800	4,736,402
Marsh & McLennan Companies, Inc.	174,715	17,480,236
Progressive Corp. (The)	99,600	7,694,100
Prudential Financial, Inc.	140,444	12,632,938
Reinsurance Group of America, Inc.	18,800	3,005,744
Willis Towers Watson PLC	137,997	26,629,281
Total		123,736,179
Total Financials		314,082,691
Health Care 12.2%
Biotechnology 2.2%
AbbVie, Inc.	142,200	10,767,384
Biogen, Inc.(a)	43,880	10,216,142
Gilead Sciences, Inc.	231,000	14,640,780
Incyte Corp.(a)	45,100	3,347,773
Vertex Pharmaceuticals, Inc.(a)	43,900	7,437,538
Total		46,409,617

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019	65

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.7%
Align Technology, Inc.(a)	14,550	2,632,386
Becton Dickinson and Co.	51,107	12,928,027
Boston Scientific Corp.(a)	339,900	13,830,531
Danaher Corp.	165,474	23,899,410
Dentsply Sirona, Inc.	66,742	3,558,016
Medtronic PLC	254,620	27,656,824
Stryker Corp.	76,952	16,644,717
Total		101,149,911
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	59,300	4,882,169
Anthem, Inc.	49,700	11,932,970
Cigna Corp.	97,832	14,849,919
Humana, Inc.	33,180	8,483,131
McKesson Corp.	91,160	12,457,926
Molina Healthcare, Inc.(a)	8,390	920,551
UnitedHealth Group, Inc.	10,726	2,330,974
Total		55,857,640
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	7,810	1,192,509
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	254,637	12,912,642
Eli Lilly & Co.	35,608	3,982,043
Johnson & Johnson	123,547	15,984,511
Mylan NV(a)	130,100	2,573,378
Pfizer, Inc.	560,383	20,134,561
Total		55,587,135
Total Health Care		260,196,812
Industrials 7.0%
Aerospace & Defense 2.4%
Arconic, Inc.	102,800	2,672,800
Boeing Co. (The)	67,935	25,847,230
Huntington Ingalls Industries, Inc.	9,600	2,033,184
Northrop Grumman Corp.	44,998	16,864,800
Spirit AeroSystems Holdings, Inc., Class A	9,800	805,952
Textron, Inc.	70,600	3,456,576
Total		51,680,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	77,346	5,746,034
XPO Logistics, Inc.(a)	2,400	171,768
Total		5,917,802
Airlines 0.4%
Delta Air Lines, Inc.	86,800	4,999,680
United Airlines Holdings, Inc.(a)	34,200	3,023,622
Total		8,023,302
Commercial Services & Supplies 0.8%
Waste Connections, Inc.	193,053	17,760,876
Construction & Engineering 0.1%
AECOM(a)	29,203	1,096,865
Industrial Conglomerates 1.3%
General Electric Co.	2,003,194	17,908,554
Honeywell International, Inc.	63,497	10,743,693
Total		28,652,247
Machinery 0.9%
AGCO Corp.	92,366	6,992,106
Cummins, Inc.	40,020	6,510,053
Pentair PLC	134,716	5,092,265
Total		18,594,424
Professional Services 0.1%
ManpowerGroup, Inc.	25,652	2,160,925
Road & Rail 0.7%
Kansas City Southern	82,529	10,977,182
Landstar System, Inc.	37,000	4,165,460
Total		15,142,642
Trading Companies & Distributors 0.0%
WESCO International, Inc.(a)	16,400	783,428
Total Industrials		149,813,053
Information Technology 20.7%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	2,190	523,235
Cisco Systems, Inc.	351,464	17,365,836
F5 Networks, Inc.(a)	30,970	4,348,807
Juniper Networks, Inc.	222,400	5,504,400
Total		27,742,278

66	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	73,900	7,131,350
Arrow Electronics, Inc.(a)	72,606	5,414,955
Avnet, Inc.	91,705	4,079,497
Jabil, Inc.	86,871	3,107,376
Total		19,733,178
IT Services 6.2%
Accenture PLC, Class A	119,180	22,924,273
Cognizant Technology Solutions Corp., Class A	92,186	5,555,589
Fidelity National Information Services, Inc.	136,944	18,180,685
Fiserv, Inc.(a)	190,474	19,731,202
MasterCard, Inc., Class A	99,165	26,930,239
PayPal Holdings, Inc.(a)	40,100	4,153,959
VeriSign, Inc.(a)	36,100	6,809,543
Visa, Inc., Class A	157,996	27,176,892
Total		131,462,382
Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	129,969	6,485,453
Micron Technology, Inc.(a)	327,070	14,014,950
Qorvo, Inc.(a)	33,900	2,513,346
QUALCOMM, Inc.	225,400	17,193,512
Xilinx, Inc.	45,400	4,353,860
Total		44,561,121
Software 6.6%
Aspen Technology, Inc.(a)	24,127	2,969,551
Autodesk, Inc.(a)	29,960	4,425,092
Citrix Systems, Inc.	68,600	6,621,272
Dropbox, Inc., Class A(a)	38,300	772,511
FireEye, Inc.(a)	127,200	1,696,848
Fortinet, Inc.(a)	42,600	3,269,976
Microsoft Corp.	713,175	99,152,720
Oracle Corp.	115,700	6,366,971
Salesforce.com, Inc.(a)	87,200	12,943,968
Teradata Corp.(a)	32,500	1,007,500
Total		139,226,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	231,816	51,919,830
Dell Technologies, Inc.(a)	14,600	757,156
Hewlett Packard Enterprise Co.	302,800	4,593,476
HP, Inc.	517,300	9,787,316
NetApp, Inc.	57,800	3,035,078
Seagate Technology PLC	36,100	1,941,819
Western Digital Corp.	80,900	4,824,876
Total		76,859,551
Total Information Technology		439,584,919
Materials 5.5%
Chemicals 5.5%
Air Products & Chemicals, Inc.	61,745	13,698,746
Celanese Corp., Class A	41,060	5,021,227
CF Industries Holdings, Inc.	156,046	7,677,463
Corteva, Inc.	274,107	7,674,996
DuPont de Nemours, Inc.	382,507	27,276,574
Eastman Chemical Co.	109,806	8,106,977
Ecolab, Inc.	56,300	11,149,652
FMC Corp.	40,300	3,533,504
Linde PLC	104,970	20,334,789
NewMarket Corp.	4,697	2,217,407
PPG Industries, Inc.	36,960	4,380,130
Valvoline, Inc.	166,270	3,662,928
WR Grace & Co.	24,324	1,623,870
Total		116,358,263
Total Materials		116,358,263
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	119,908	26,515,256
AvalonBay Communities, Inc.	33,832	7,285,045
Boston Properties, Inc.	45,159	5,855,316
Camden Property Trust	28,900	3,208,189
Equity Residential	16,900	1,457,794
Essex Property Trust, Inc.	16,670	5,445,255
Federal Realty Investment Trust	8,990	1,223,899

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Public Storage	17,430	4,275,056
SBA Communications Corp.	26,600	6,414,590
Total		61,680,400
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	105,900	5,613,759
Total Real Estate		67,294,159
Utilities 5.1%
Electric Utilities 3.2%
Duke Energy Corp.	111,386	10,677,462
Exelon Corp.	582,346	28,133,135
NextEra Energy, Inc.	88,341	20,582,570
Pinnacle West Capital Corp.	22,400	2,174,368
Portland General Electric Co.	23,129	1,303,782
Southern Co. (The)	92,090	5,688,399
Total		68,559,716
Independent Power and Renewable Electricity Producers 0.2%
NRG Energy, Inc.	76,358	3,023,777
Multi-Utilities 1.0%
DTE Energy Co.	14,600	1,941,216
Sempra Energy	132,769	19,598,032
Total		21,539,248
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.7%
American Water Works Co., Inc.	119,927	14,898,531
Total Utilities		108,021,272
Total Common Stocks (Cost $1,949,555,358)		2,069,910,237

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	59,867,698	59,861,711
Total Money Market Funds (Cost $59,861,711)		59,861,711
Total Investments in Securities (Cost: $2,009,417,069)		2,129,771,948
Other Assets & Liabilities, Net		(2,634,857)
Net Assets		2,127,137,091

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	20,880,731	377,833,579	(338,846,612)	59,867,698	(694)	—	734,096	59,861,711
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
68	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	106,935	1,208,366
Entertainment 0.2%
Madison Square Garden Co. (The), Class A(a)	1,455	383,421
Rosetta Stone, Inc.(a)	49,317	858,116
Total		1,241,537
Interactive Media & Services 0.2%
Care.com, Inc.(a)	7,700	80,465
Cars.com Inc(a)	89,001	799,229
Meet Group, Inc. (The)(a)	92,600	303,265
TrueCar, Inc.(a)	127,500	433,500
Total		1,616,459
Media 0.8%
comScore, Inc.(a)	65,390	124,895
John Wiley & Sons, Inc., Class A	56,845	2,497,769
Liberty Latin America Ltd., Class C(a)	9,700	165,821
Marchex, Inc.(a)	20,372	63,968
Meredith Corp.	29,821	1,093,238
Scholastic Corp.	22,422	846,655
Tribune Publishing Co.	9,300	79,794
Total		4,872,140
Total Communication Services		8,938,502
Consumer Discretionary 8.6%
Auto Components 1.4%
Adient PLC	24,690	566,882
American Axle & Manufacturing Holdings, Inc.(a)	169,618	1,394,260
Cooper Tire & Rubber Co.	36,012	940,634
Cooper-Standard Holding, Inc.(a)	26,891	1,099,304
Dana, Inc.	220,782	3,188,092
Gentherm, Inc.(a)	16,598	681,929
Modine Manufacturing Co.(a)	61,118	694,912
Shiloh Industries, Inc.(a)	3,096	12,817
Total		8,578,830
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.(a)	5,610	213,685
American Public Education, Inc.(a)	21,368	477,361
Graham Holdings Co., Class B	3,617	2,399,699
K12, Inc.(a)	45,676	1,205,846
Regis Corp.(a)	29,676	600,049
Total		4,896,640
Hotels, Restaurants & Leisure 2.1%
Fiesta Restaurant Group, Inc.(a)	49,039	510,986
Jack in the Box, Inc.	101,644	9,261,801
Papa John’s International, Inc.	44,262	2,317,116
Potbelly Corp.(a)	5,700	24,852
Red Lion Hotels Corp.(a)	183,237	1,187,376
Total		13,302,131
Household Durables 1.4%
Bassett Furniture Industries, Inc.	1,958	29,957
CSS Industries Inc	11,390	45,218
GoPro, Inc., Class A(a)	56,000	290,360
Hooker Furniture Corp.	20,002	428,843
La-Z-Boy, Inc.	118,650	3,985,454
M/I Homes, Inc.(a)	56,882	2,141,607
MDC Holdings, Inc.	40,295	1,736,715
Total		8,658,154
Leisure Products 0.5%
Brunswick Corp.	20,570	1,072,108
Johnson Outdoors, Inc., Class A	19,728	1,155,272
Nautilus, Inc.(a)	51,472	69,487
Vista Outdoor, Inc.(a)	161,139	997,451
Total		3,294,318
Multiline Retail 0.0%
JCPenney Co., Inc.(a)	189,700	168,624
Specialty Retail 2.1%
Aaron’s, Inc.	100,057	6,429,663
American Eagle Outfitters, Inc.	142,693	2,314,480
Designer Brands, Inc.	84,545	1,447,410
Foot Locker, Inc.	13,556	585,077
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Group 1 Automotive, Inc.	15,306	1,412,897
Murphy U.S.A., Inc.(a)	11,187	954,251
Total		13,143,778
Textiles, Apparel & Luxury Goods 0.3%
Culp, Inc.	23,301	379,806
G-III Apparel Group Ltd.(a)	60,567	1,560,812
Total		1,940,618
Total Consumer Discretionary		53,983,093
Consumer Staples 3.2%
Beverages 0.2%
Primo Water Corp.(a)	132,462	1,626,633
Food & Staples Retailing 0.1%
SpartanNash Co.	31,174	368,789
Food Products 2.9%
Flowers Foods, Inc.	116,155	2,686,665
Fresh Del Monte Produce, Inc.	32,830	1,119,831
Hain Celestial Group, Inc. (The)(a)	393,760	8,455,996
Hostess Brands, Inc.(a)	151,282	2,115,679
Post Holdings, Inc.(a)	1,430	151,351
TreeHouse Foods, Inc.(a)	64,577	3,580,795
Total		18,110,317
Total Consumer Staples		20,105,739
Energy 5.5%
Energy Equipment & Services 1.9%
Apergy Corp.(a)	40,736	1,101,909
C&J Energy Services, Inc.(a)	192,810	2,068,851
Exterran Corp.(a)	18,811	245,672
Gulf Island Fabrication, Inc.(a)	2,100	11,235
Helix Energy Solutions Group, Inc.(a)	115,634	932,010
Helmerich & Payne, Inc.	49,047	1,965,313
Keane Group, Inc.(a)	28,472	172,540
Matrix Service Co.(a)	29,124	499,186
ProPetro Holding Corp.(a)	94,379	857,905
SEACOR Holdings, Inc.(a)	18,630	876,914
Solaris Oilfield Infrastructure, Inc., Class A	225,655	3,028,290
Total		11,759,825
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.6%
Amplify Energy Corp.	28,143	173,642
Arch Coal, Inc.	22,780	1,690,276
Berry Petroleum Corp.	3,134	29,334
Brigham Minerals, Inc., Class A	45,544	906,326
Callon Petroleum Co.(a)	170,460	739,797
CONSOL Energy, Inc.(a)	4,700	73,461
Delek U.S. Holdings, Inc.	40,334	1,464,124
Enerplus Corp.	605,027	4,501,401
Hallador Energy Co.	2,200	7,964
Magnolia Oil & Gas Corp., Class A(a)	77,326	858,319
Par Pacific Holdings, Inc.(a)	51,392	1,174,821
PDC Energy, Inc.(a)	82,045	2,276,749
Peabody Energy Corp.	54,461	801,666
Talos Energy, Inc.(a)	28,801	585,524
Vermilion Energy, Inc.	78,720	1,315,411
World Fuel Services Corp.	73,074	2,918,576
WPX Energy, Inc.(a)	303,670	3,215,865
Total		22,733,256
Total Energy		34,493,081
Financials 25.6%
Banks 15.6%
1st Source Corp.	1,204	55,059
American National Bankshares, Inc.	630	22,346
Atlantic Capital Bancshares, Inc.(a)	20,895	362,319
Atlantic Union Bankshares Corp.	101,555	3,782,416
BancFirst Corp.	15,418	854,466
Bancorp, Inc. (The)(a)	56,800	562,320
Bank of Commerce Holdings	3,725	40,565
Bank of Marin Bancorp	5,773	239,522
Bank of Princeton (The)	1,387	40,306
BankFinancial Corp.	6,805	80,980
Banner Corp.	70,766	3,974,926
Baycom Corp.(a)	600	13,626
Berkshire Hills Bancorp, Inc.	46,117	1,350,767
Bryn Mawr Bank Corp.	6,792	247,976
Capital City Bank Group, Inc.	4,770	130,937
Cathay General Bancorp	74,466	2,586,577
CBTX, Inc.	5,998	167,224

70	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Pacific Financial Corp.	35,080	996,272
Central Valley Community Bancorp	5,837	118,783
Chemung Financial Corp.	1,283	53,886
CIT Group, Inc.	10,210	462,615
Community Bank System, Inc.	41,415	2,554,891
Community Trust Bancorp, Inc.	11,997	510,832
Cullen/Frost Bankers, Inc.	2,010	177,986
Enterprise Financial Services Corp.	75,817	3,089,543
Evans Bancorp, Inc.	11	411
FB Financial Corp.	9,657	362,620
Financial Institutions, Inc.	9,960	300,593
First BanCorp	228,893	2,284,352
First BanCorp	17,716	636,004
First Bancshares, Inc. (The)	2,850	92,055
First Busey Corp.	151,007	3,817,457
First Business Financial Services, Inc.	4,572	110,094
First Commonwealth Financial Corp.	94,923	1,260,578
First Financial Corp.	4,956	215,437
First Interstate Bancsystem, Inc.	50,525	2,033,126
First Merchants Corp.	22,261	837,793
First Midwest Bancorp, Inc.	55,649	1,084,043
FNB Corp.	275,283	3,174,013
Glacier Bancorp, Inc.	42,542	1,721,249
Great Southern Bancorp, Inc.	6,222	354,343
Hancock Whitney Corp.	27,910	1,068,814
Heartland Financial U.S.A., Inc.	57,876	2,589,372
Heritage Financial Corp.	15,038	405,425
HomeTrust Bancshares, Inc.	9,498	247,613
Iberiabank Corp.	98,739	7,458,744
Independent Bank Corp.	43,071	3,215,250
Independent Bank Corp.	15,178	323,519
Investors Bancorp, Inc.	145,698	1,655,129
Lakeland Bancorp, Inc.	17,240	266,013
Lakeland Financial Corp.	80,245	3,529,175
Metropolitan Bank Holding Corp.(a)	3,870	152,207
MidWestOne Financial Group, Inc.	3,930	119,944
National Bank Holdings Corp., Class A	79,383	2,714,105
Nicolet Bankshares, Inc.(a)	6,530	434,702
OFG Bancorp	611	13,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Second Bancorp, Inc.	2,600	31,772
Opus Bank	18,474	402,179
Park National Corp.	1,467	139,086
Peapack Gladstone Financial Corp.	4,344	121,762
Peoples Bancorp, Inc.	4,899	155,837
People’s Utah Bancorp	975	27,583
Pinnacle Financial Partners, Inc.	41,415	2,350,301
Popular, Inc.	7,530	407,222
Preferred Bank	46,757	2,449,132
QCR Holdings, Inc.	9,646	366,355
Renasant Corp.	99,698	3,490,427
Sandy Spring Bancorp, Inc.	43,151	1,454,620
Seacoast Banking Corp. of Florida(a)	65,591	1,660,108
Shore Bancshares, Inc.	5,874	90,518
Sierra Bancorp	3,128	83,080
UMB Financial Corp.	17,714	1,143,970
Umpqua Holdings Corp.	394,920	6,500,383
United Community Banks, Inc.	94,952	2,691,889
WesBanco, Inc.	78,652	2,939,225
Western Alliance Bancorp	36,633	1,688,049
Wintrust Financial Corp.	76,497	4,944,001
Total		98,092,200
Capital Markets 1.5%
Evercore, Inc., Class A	51,166	4,098,396
Ladenburg Thalmann Financial Services, Inc.	27,024	64,047
Piper Jaffray Companies	40,600	3,064,488
Stifel Financial Corp.	22,920	1,315,150
Waddell & Reed Financial, Inc., Class A	63,400	1,089,212
Total		9,631,293
Consumer Finance 0.4%
Elevate Credit, Inc.(a)	14,488	60,994
Enova International, Inc.(a)	17,200	356,900
Green Dot Corp., Class A(a)	19,990	504,748
LendingClub Corp.(a)	11,556	151,153
SLM Corp.	142,553	1,258,030
Total		2,331,825

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.1%
Marlin Business Services Corp.	2,190	55,166
Voya Financial, Inc.	8,450	460,018
Total		515,184
Insurance 4.0%
American Equity Investment Life Holding Co.	45,730	1,106,666
AMERISAFE, Inc.	20,671	1,366,560
Argo Group International Holdings Ltd.	48,042	3,374,470
Axis Capital Holdings Ltd.	39,540	2,638,109
CNO Financial Group, Inc.	234,972	3,719,607
Donegal Group, Inc., Class A	2,763	40,506
Employers Holdings, Inc.	22,400	976,192
FedNat Holding Co.	7,453	104,267
Hallmark Financial Services, Inc.(a)	16,806	321,499
Hanover Insurance Group, Inc. (The)	10,971	1,487,009
HCI Group, Inc.	9,502	399,464
Heritage Insurance Holdings, Inc.	17,910	267,754
Horace Mann Educators Corp.	56,869	2,634,741
National General Holdings Corp.	42,055	968,106
ProAssurance Corp.	65,139	2,623,148
Protective Insurance Corp., Class B	4,050	70,673
Reinsurance Group of America, Inc.	9,972	1,594,323
Selective Insurance Group, Inc.	11,981	900,851
State Auto Financial Corp.	4,277	138,532
Third Point Reinsurance Ltd.(a)	45,503	454,575
United Insurance Holdings Corp.	20,642	288,782
Total		25,475,834
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Chimera Investment Corp.	65,271	1,276,701
Invesco Mortgage Capital, Inc.	130,887	2,003,880
Ladder Capital Corp., Class A	132,173	2,282,628
Redwood Trust, Inc.	191,116	3,136,213
Total		8,699,422
Thrifts & Mortgage Finance 2.6%
Bridgewater Bancshares, Inc.(a)	1,700	20,298
First Defiance Financial Corp.	15,810	457,937
Flagstar Bancorp, Inc.	50,434	1,883,710
Home Bancorp, Inc.	840	32,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Merchants Bancorp	8,600	142,244
Meridian Bancorp, Inc.	13,865	259,969
OceanFirst Financial Corp.	44,304	1,045,574
OP Bancorp	5,200	50,856
Radian Group, Inc.	231,664	5,291,206
Riverview Bancorp, Inc.	3,663	27,033
Territorial Bancorp, Inc.	2,770	79,166
TrustCo Bank Corp.	96,118	783,362
United Community Financial Corp.	1,500	16,170
Washington Federal, Inc.	120,530	4,458,405
WSFS Financial Corp.	39,984	1,763,294
Total		16,311,975
Total Financials		161,057,733
Health Care 6.3%
Biotechnology 0.5%
Acorda Therapeutics, Inc.(a)	160,805	461,510
Adamas Pharmaceuticals, Inc.(a)	14,900	76,214
Aduro Biotech, Inc.(a)	3,000	3,180
AMAG Pharmaceuticals, Inc.(a)	46,800	540,540
Applied Genetic Technologies Corp.(a)	8,528	35,477
Aptinyx, Inc.(a)	19,386	67,657
BioCryst Pharmaceuticals, Inc.(a)	87,000	249,255
Chimerix, Inc.(a)	67,924	159,621
Coherus Biosciences, Inc.(a)	15,900	322,134
Cyclerion Therapeutics, Inc.(a)	3,120	37,814
Five Prime Therapeutics, Inc.(a)	19,940	77,268
Immunogen, Inc.(a)	15,400	37,268
Jounce Therapeutics, Inc.(a)	5,700	18,981
Kezar Life Sciences, Inc.(a)	2,600	8,528
Mersana Therapeutics, Inc.(a)	19,485	30,786
Neon Therapeutics, Inc.(a)	11,200	19,264
Prothena Corp., PLC(a)	38,591	302,553
Sutro Biopharma, Inc.(a)	1,600	14,544
United Therapeutics Corp.(a)	9,994	797,022
Total		3,259,616

72	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.8%
Angiodynamics, Inc.(a)	67,726	1,247,513
Chembio Diagnostics, Inc.(a)	115,118	704,522
Endologix, Inc.(a)	17,600	69,872
ICU Medical, Inc.(a)	10,834	1,729,106
LeMaitre Vascular, Inc.	15,612	533,618
LivaNova PLC(a)	20,910	1,542,949
Natus Medical, Inc.(a)	95,272	3,033,461
Orthofix Medical, Inc.(a)	143,600	7,613,672
RTI Surgical Holdings, Inc.(a)	6,971	19,867
Varex Imaging Corp.(a)	34,463	983,574
Total		17,478,154
Health Care Providers & Services 2.0%
AMN Healthcare Services, Inc.(a)	24,159	1,390,592
Cross Country Healthcare, Inc.(a)	38,830	399,949
Ensign Group, Inc. (The)	73,109	3,467,560
Hanger, Inc.(a)	108,135	2,203,791
Magellan Health, Inc.(a)	69,685	4,327,439
Molina Healthcare, Inc.(a)	1,070	117,400
Owens & Minor, Inc.	97,922	568,927
Triple-S Management Corp., Class B(a)	25,162	337,171
Total		12,812,829
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	178,991	1,965,321
Computer Programs & Systems, Inc.	21,734	491,406
Total		2,456,727
Pharmaceuticals 0.6%
Akorn, Inc.(a)	80,200	304,760
Assertio Therapeutics, Inc.(a)	125,307	160,393
Endo International PLC(a)	136,062	436,759
Intra-Cellular Therapies, Inc.(a)	6,700	50,049
Lannett Co., Inc.(a)	16,500	184,800
Menlo Therapeutics, Inc.(a)	9,095	40,746
Osmotica Pharmaceuticals PLC(a)	1,417	5,441
Phibro Animal Health Corp., Class A	33,230	708,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(a)	48,055	1,667,028
Revance Therapeutics, Inc.(a)	19,700	256,100
Total		3,814,872
Total Health Care		39,822,198
Industrials 11.5%
Aerospace & Defense 0.3%
Ducommun, Inc.(a)	10,005	424,212
Maxar Technologies, Inc.	88,725	674,310
Moog, Inc., Class A	2,336	189,496
Parsons Corp.(a)	25,534	842,112
Total		2,130,130
Air Freight & Logistics 0.8%
Air Transport Services Group, Inc.(a)	88,919	1,869,077
Echo Global Logistics, Inc.(a)	37,472	848,741
Forward Air Corp.	29,508	1,880,250
XPO Logistics, Inc.(a)	1,900	135,983
Total		4,734,051
Airlines 0.4%
Allegiant Travel Co.	14,684	2,197,607
American Airlines Group, Inc.	8,011	216,057
Total		2,413,664
Building Products 1.2%
Apogee Enterprises, Inc.	7,958	310,282
Armstrong Flooring, Inc.(a)	46,846	299,346
Builders FirstSource, Inc.(a)	16,100	331,258
Gibraltar Industries, Inc.(a)	55,194	2,535,612
Lennox International, Inc.	2,310	561,261
Quanex Building Products Corp.	182,950	3,307,736
Resideo Technologies, Inc.(a)	4,200	60,270
Total		7,405,765
Commercial Services & Supplies 0.9%
Brink’s Co. (The)	22,371	1,855,675
Pitney Bowes, Inc.	58,000	265,060
Quad/Graphics, Inc.	101,181	1,063,412
RR Donnelley & Sons Co.	128,900	485,953
SP Plus Corp.(a)	59,284	2,193,508
Total		5,863,608

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.0%
AECOM(a)	6,110	229,491
Aegion Corp.(a)	49,721	1,063,035
Comfort Systems U.S.A., Inc.	28,023	1,239,457
EMCOR Group, Inc.	45,767	3,941,454
Fluor Corp.	29,500	564,335
Granite Construction, Inc.	43,016	1,382,104
Great Lakes Dredge & Dock Corp.(a)	46,373	484,598
HC2 Holdings, Inc.(a)	27,900	65,565
Primoris Services Corp.	121,059	2,373,967
Sterling Construction Co., Inc.(a)	89,271	1,173,914
Total		12,517,920
Electrical Equipment 1.6%
AZZ, Inc.	70,501	3,071,023
Bloom Energy Corp., Class A(a)	18,700	60,775
EnerSys	66,553	4,388,505
Powell Industries, Inc.	6,024	235,840
Regal Beloit Corp.	31,381	2,286,106
Total		10,042,249
Machinery 2.7%
AGCO Corp.	11,630	880,391
Astec Industries, Inc.	55,784	1,734,882
Columbus McKinnon Corp.	44,777	1,631,226
Commercial Vehicle Group, Inc.(a)	13,000	93,730
Hyster-Yale Materials Handling, Inc.	9,290	508,442
ITT, Inc.	49,379	3,021,501
LB Foster Co., Class A(a)	8,211	177,932
Manitowoc Co., Inc. (The)(a)	81,600	1,020,000
Milacron Holdings Corp.(a)	64,215	1,070,464
Navistar International Corp.(a)	28,641	805,098
Park-Ohio Holdings Corp.	6,301	188,148
REV Group, Inc.	41,837	478,197
Spartan Motors, Inc.	20,998	288,093
SPX Corp.(a)	93,680	3,748,137
Terex Corp.	47,868	1,243,132
Titan International, Inc.	47,493	128,231
Wabash National Corp.	659	9,562
Total		17,027,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.0%
CBIZ, Inc.(a)	60,355	1,418,343
Huron Consulting Group, Inc.(a)	22,789	1,397,877
Kelly Services, Inc., Class A	11,975	290,035
Korn/Ferry International	50,330	1,944,751
ManpowerGroup, Inc.	5,430	457,423
TrueBlue, Inc.(a)	37,273	786,460
Total		6,294,889
Road & Rail 0.2%
ArcBest Corp.	37,450	1,140,352
Trading Companies & Distributors 0.4%
Foundation Building Materials, Inc.(a)	23,087	357,618
Herc Holdings Inc(a)	30,744	1,429,903
MRC Global, Inc.(a)	27,100	328,723
Veritiv Corp.(a)	18,414	332,925
WESCO International, Inc.(a)	4,511	215,491
Total		2,664,660
Total Industrials		72,234,454
Information Technology 11.8%
Communications Equipment 2.1%
ADTRAN, Inc.	63,701	722,688
Calix, Inc.(a)	40,418	258,271
Casa Systems, Inc.(a)	8,800	69,124
Comtech Telecommunications Corp.	1,256	40,820
Digi International, Inc.(a)	20,423	278,161
EMCORE Corp.(a)	21,200	65,084
Harmonic, Inc.(a)	54,991	361,841
Infinera Corp.(a)	150,400	819,680
InterDigital, Inc.	53,412	2,802,528
NETGEAR, Inc.(a)	41,444	1,335,326
Netscout Systems, Inc.(a)	16,600	382,796
Plantronics, Inc.	51,690	1,929,071
Radware Ltd.(a)	107,659	2,611,807
Ribbon Communications, Inc.(a)	19,905	116,245
Sierra Wireless, Inc.(a)	149,157	1,595,980
Total		13,389,422

74	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.8%
Arlo Technologies, Inc.(a)	112,505	383,642
Avnet, Inc.	52,362	2,329,324
Benchmark Electronics, Inc.	61,287	1,781,000
Daktronics, Inc.	39,666	292,934
FARO Technologies, Inc.(a)	18,786	908,303
Fitbit, Inc., Class A(a)	164,400	626,364
FLIR Systems, Inc.	25,297	1,330,369
Insight Enterprises, Inc.(a)	18,820	1,048,086
Jabil, Inc.	16,650	595,571
MTS Systems Corp.	34,692	1,916,733
PC Connection, Inc.	2,292	89,159
Plexus Corp.(a)	14,730	920,772
Scansource, Inc.(a)	1,533	46,833
SYNNEX Corp.	23,107	2,608,780
Tech Data Corp.(a)	13,900	1,448,936
TTM Technologies, Inc.(a)	84,442	1,029,770
Total		17,356,576
IT Services 1.5%
Conduent, Inc.(a)	273,841	1,703,291
CSG Systems International, Inc.	12,435	642,641
KBR, Inc.	77,734	1,907,592
MAXIMUS, Inc.	34,959	2,700,932
TTEC Holdings, Inc.	45,551	2,180,982
Unisys Corp.(a)	55,700	413,851
Total		9,549,289
Semiconductors & Semiconductor Equipment 1.3%
Cirrus Logic, Inc.(a)	43,660	2,339,303
Kopin Corp.(a)	15,113	10,251
MKS Instruments, Inc.	21,425	1,977,099
NeoPhotonics Corp.(a)	21,000	127,890
Semtech Corp.(a)	16,392	796,815
Synaptics, Inc.(a)	51,549	2,059,382
Veeco Instruments, Inc.(a)	44,448	519,153
Total		7,829,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Alarm.com Holdings, Inc.(a)	25,917	1,208,769
FireEye, Inc.(a)	456,842	6,094,272
j2 Global, Inc.	19,887	1,806,137
Progress Software Corp.	150,494	5,727,802
QAD, Inc., Class A	510	23,552
Synchronoss Technologies, Inc.(a)	56,000	302,400
Telenav, Inc.(a)	39,325	187,973
TiVo Corp.	155,767	1,186,166
Total		16,537,071
Technology Hardware, Storage & Peripherals 1.5%
Diebold, Inc.(a)	19,826	222,051
Intevac, Inc.(a)	9,736	51,017
NCR Corp.(a)	261,136	8,241,452
Stratasys Ltd.(a)	35,260	751,214
Total		9,265,734
Total Information Technology		73,927,985
Materials 5.9%
Chemicals 3.7%
AdvanSix, Inc.(a)	31,596	812,649
Ashland Global Holdings, Inc.	10,370	799,008
CF Industries Holdings, Inc.	2,600	127,920
Element Solutions, Inc.(a)	9,900	100,782
Ferro Corp.(a)	127,499	1,512,138
Huntsman Corp.	116,105	2,700,602
Innophos Holdings, Inc.	265,484	8,617,611
Innospec, Inc.	18,640	1,661,570
Koppers Holdings, Inc.(a)	4,520	132,029
Kraton Performance Polymers, Inc.(a)	20,811	671,987
Minerals Technologies, Inc.	34,668	1,840,524
NewMarket Corp.	836	394,667
PolyOne Corp.	13,130	428,695
Stepan Co.	6,228	604,490
Trinseo SA	49,660	2,132,897
Valvoline, Inc.	22,100	486,863
Total		23,024,432
Containers & Packaging 0.4%
Silgan Holdings, Inc.	94,789	2,846,988

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Allegheny Technologies, Inc.(a)	69,499	1,407,355
Coeur Mining, Inc.(a)	87,686	421,769
Compass Minerals International, Inc.	28,115	1,588,216
Olympic Steel, Inc.	100	1,440
Ryerson Holding Corp.(a)	8,400	71,652
Schnitzer Steel Industries, Inc., Class A	8,900	183,874
SunCoke Energy, Inc.(a)	214,662	1,210,694
Warrior Met Coal, Inc.	86,759	1,693,536
Total		6,578,536
Paper & Forest Products 0.8%
Boise Cascade Co.	43,300	1,411,147
PH Glatfelter Co.	220,766	3,397,589
Verso Corp., Class A(a)	6,900	85,422
Total		4,894,158
Total Materials		37,344,114
Real Estate 10.1%
Equity Real Estate Investment Trusts (REITS) 9.8%
Alexander & Baldwin, Inc.	2,207	54,094
Brandywine Realty Trust	148,168	2,244,745
Camden Property Trust	5,020	557,270
Chatham Lodging Trust	62,637	1,136,862
Columbia Property Trust, Inc.	99,580	2,106,117
CorePoint Lodging, Inc.	75,188	760,151
Corporate Office Properties Trust	93,148	2,773,947
Cousins Properties, Inc.	26,791	1,007,074
DiamondRock Hospitality Co.	141,978	1,455,275
Empire State Realty Trust, Inc., Class A	34,763	496,068
Equity Commonwealth	294,367	10,082,070
Essential Properties Realty Trust, Inc.	97,940	2,243,805
Franklin Street Properties Corp.	29,100	246,186
Getty Realty Corp.	8,927	286,200
Healthcare Trust of America, Inc., Class A	79,467	2,334,740
Investors Real Estate Trust	8,583	640,893
Kite Realty Group Trust	72,296	1,167,580
Lexington Realty Trust	83,317	853,999
Outfront Media, Inc.	107,188	2,977,683
Pebblebrook Hotel Trust	27,645	769,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Physicians Realty Trust	282,634	5,016,753
Preferred Apartment Communities, Inc., Class A	99,611	1,439,379
QTS Realty Trust Inc., Class A	57,888	2,976,022
Rayonier, Inc.	57,190	1,612,758
Retail Opportunity Investments Corp.	53,476	974,867
Retail Value, Inc.	10,290	381,142
Rexford Industrial Realty, Inc.	32,510	1,431,090
RLJ Lodging Trust	135,459	2,301,448
SITE Centers Corp.	25,600	386,816
STAG Industrial, Inc.	150,491	4,436,475
Summit Hotel Properties, Inc.	180,301	2,091,492
Sunstone Hotel Investors, Inc.	140,977	1,937,024
Terreno Realty Corp.	5,980	305,518
Washington Real Estate Investment Trust	83,104	2,273,725
Total		61,758,352
Real Estate Management & Development 0.3%
Altisource Portfolio Solutions SA(a)	1,616	32,675
Consolidated-Tomoka Land Co.	5,366	352,010
Forestar Group, Inc.(a)	4,838	88,439
Newmark Group, Inc., Class A	105,753	958,122
Total		1,431,246
Total Real Estate		63,189,598
Utilities 5.6%
Electric Utilities 1.2%
Allete, Inc.	55,856	4,882,373
PNM Resources, Inc.	46,108	2,401,305
Portland General Electric Co.	8,150	459,415
Total		7,743,093
Gas Utilities 2.3%
New Jersey Resources Corp.	41,788	1,889,653
Northwest Natural Holding Co.	10,210	728,381
ONE Gas, Inc.	18,084	1,738,053
South Jersey Industries, Inc.	52,966	1,743,111
Southwest Gas Holdings, Inc.	68,186	6,207,654
Spire, Inc.	26,857	2,343,005
Total		14,649,857
Independent Power and Renewable Electricity Producers 0.0%
NRG Energy, Inc.	5,190	205,524

76	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.5%
Avista Corp.	137,068	6,639,574
Black Hills Corp.	31,718	2,433,722
Total		9,073,296
Water Utilities 0.6%
California Water Service Group	68,586	3,630,257
Total Utilities		35,302,027
Total Common Stocks (Cost $603,823,059)		600,398,524

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	11,407	1,713,217
Total Exchange-Traded Funds (Cost $1,568,656)		1,713,217

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(e),(f)	25,949,140	25,946,545
Total Money Market Funds (Cost $25,946,545)		25,946,545
Total Investments in Securities (Cost: $631,338,260)		628,058,286
Other Assets & Liabilities, Net		866,185
Net Assets		628,924,471

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	16,443,628	204,454,064	(194,948,552)	25,949,140	(452)	—	476,071	25,946,545
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	77